Filed with the U.S. Securities and Exchange Commission on January 23, 2014

1933 Act Registration File No.   033-12213
1940 Act File No. 811-05037
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	555	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	556	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (626) 914-7363

Elaine E. Richards, Esq.
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Domenick Pugliese, Esq.
Paul Hastings LLP
Park Avenue Tower
75 East 55th Street
New York, NY 10022

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[	X	]	75 days after filing pursuant to paragraph (a)(2)
[		]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment No. 555 to the Registration Statement of Professionally Managed Portfolios (the “Trust”) is being filed to add one new series of the Trust: McKinley Non-U.S. Core Growth Fund.

Subject to Completion—Dated January 23, 2014

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

McKINLEY NON-U.S. CORE GROWTH FUND
Y Shares (Ticker: ___)

PROSPECTUS

___________, 2014

A fund seeking long-term capital appreciation.

The Securities and Exchange Commission has not approved or disapproved any Fund’s shares or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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Summary Section

McKinley Non-U.S. Core Growth Fund

Investment Objective

The McKinley Non-U.S. Core Growth Fund (the “Fund”) seeks to achieve long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Y Shares
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses(1)	0.33%
Total Annual Fund Operating Expenses	1.18%
Fee Waiver and Expense Reimbursement	-0.33%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	0.85%

(1) Other Expenses are based on estimated customary Fund expenses for the current fiscal year.

(2) McKinley Capital Management, LLC (the “Adviser”) has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, interest expense in connection with investment activities, portfolio transaction expenses, Acquired Fund Fees and Expenses (“AFFE”) and extraordinary expenses) to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for Y Shares to 0.85% of the Fund’s average daily net assets (the “Expense Cap”) through at least _____, 2016.  The contractual waivers and expense reimbursements may be changed or eliminated at any time by the Trust’s Board of Trustees (the “Board”) upon 60 days notice to the Adviser, or by the Adviser with the consent of the Board.

Example

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The Example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap for the first two years only).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Y Shares	$87	$308

Portfolio Turnover

The Fund pays transaction costs, such as commissions and dealer mark-ups, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of non-U.S. issuers.  The Fund will invest predominantly in equity securities, which include common and preferred stocks, warrants or rights exercisable into common or preferred stock, convertible preferred stock, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).  The Adviser considers companies to be “non-U.S.” based on the issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

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In selecting securities for the Fund, the Adviser uses a “bottom-up” fundamentally based, quantitatively driven investment process with a qualitative overlay.  The Adviser believes that excess market returns can be achieved by constructing a diversified portfolio of inefficiently priced equity securities whose earnings growth rates are accelerating above market expectations.  The Fund generally seeks to invest in companies that have market capitalizations of $100 million or greater.  The Fund will normally be invested in issuers from at least ten countries outside the United States.  Up to 40% of the Fund’s assets may be invested in securities of companies incorporated or headquartered in emerging markets countries.

The Adviser may sell a stock if the Adviser believes that the stock’s risk/reward characteristics have become less favorable, the company’s fundamentals have deteriorated so that the original investment thesis for holding the stock no longer holds, or if a better opportunity has been identified.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  The following are the principal risks that could affect the value of your investment:

•
Currency Risk:  Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. The Adviser generally chooses not to hedge against the fund’s currency exposure.

•	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

•
Foreign Securities and Emerging Markets Risk:  Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between United States and foreign regulatory requirements and market practices.  These risks are enhanced in emerging markets.  Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable.  Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries.

•
General Market Risk:  The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•
Large Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Liquidity Risk: There are greater risks involved in investing in securities with limited market liquidity.

•	Management Risk: The Adviser may fail to implement the Fund’s investment strategies and meet its investment objective.

•	New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

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•
Smaller Company Risk:  Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

Performance Information

Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Accordingly, performance information is not available.  Performance information will be available after the Fund has been in operation for one calendar year.  At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.

Investment Adviser

McKinley Capital Management, LLC

Portfolio Managers
The Fund is team-managed by the following Portfolio Managers in addition to others not listed here:

Name	Title	Managed the Fund Since
Robert B. Gillam	President and Chief Executive Officer	Inception (2014)
Robert A. Gillam, CFA	Senior Vice President and Chief Investment Officer	Inception (2014)
Sheldon J. Lien, CFA	Portfolio Manager	Inception (2014)
Gregory S. Samorajski, CFA	Portfolio Manager	Inception (2014)
Brandon S. Rinner, CFA	Portfolio Manager	Inception (2014)

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any business day by written request via mail (McKinley Capital Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, or by telephone at 1-888-458-1963 (toll free).  Investors who wish to purchase or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.  The minimum initial investment amount is $40 million and there is no subsequent investment minimum.

Tax Information

The Fund intends to make distributions that will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information about the Fund’s Investment Objective, Principal Investment Strategies & Risks

Investment Objective

The Fund seeks to achieve long-term capital appreciation.  The Fund’s investment objective is not fundamental and may be changed by the Fund’s Board without shareholder approval.  There is no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of non-U.S. issuers.  The Fund will invest predominantly in equity securities, which include common and preferred stocks, warrants or rights exercisable into common or preferred stock, convertible preferred stock, ADRs, GDRs and EDRs.  The Adviser considers companies to be “non-U.S.” based on the issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

The Fund will normally be invested in issuers from at least ten countries outside the United States.  Up to 40% of the Fund’s assets may be invested in securities of companies incorporated or headquartered in emerging markets countries.  The Adviser generally seeks to invest in companies that have market capitalizations of $100 million or greater.

Changes in Policy.  The Fund will not change its investment policy of investing at least 80% of its net assets in securities of non-U.S. companies without first changing the Fund’s name and providing shareholders with at least 60 days’ prior written notice.

The Adviser’s Process — Purchasing Portfolio Securities.  The Adviser’s investment process is founded on the tenets of Modern Portfolio Theory and uses a disciplined, systematic, quantitatively driven investment process with a qualitative overlay.  The process is designed to capture excess returns (consistent with the idea that markets are inefficient) based on a combination of return/risk analysis that identifies stocks that outperform the benchmark index and the misidentification of earnings acceleration potential.  The Adviser focuses on relative rather than absolute rates of acceleration because it believes they are better indicators of future performance.  The Adviser seeks to construct a portfolio with relatively few issuers that represent a broad spectrum of the market by investing in various sectors, countries, industries, etc.  The Adviser takes into consideration various risk matrixes before investing.

The final portfolio has 70 to 90 securities that are diversified across industry, sector, and country.  The Adviser does not hedge the currency exposure of the underlying Non U. S. securities.  The volatility of foreign currency impact is considered throughout the investment process.

The Adviser’s Process — Selling Portfolio Securities.  The Adviser continually monitors companies in the Fund’s portfolio to determine if their stock price and future prospects continue to appear attractive or if they are beginning to show signs of deterioration.  There are generally three reasons the Adviser may sell or reduce its position in a security:

•	The stock’s risk/reward characteristics are not as favorable;

•	A company’s fundamentals are deteriorating to the point where the original investment thesis for owning the stock is no longer intact; or

•	A better opportunity has been identified.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

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Principal Risks

There is no assurance that the Fund will achieve its investment objective, and an investment in the Fund is not by itself a complete or balanced investment program.  The principal risks of investing in the Fund that may adversely affect the Fund’s NAV or total return have previously been summarized in the “Summary Section.”  These risks are discussed in more detail below.

Currency Risk. Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. The Adviser generally chooses not to hedge each Fund’s currency exposure. The market for some or all currencies may from time to time have low trading volume and become illiquid, which may prevent a Fund from effecting a position or from promptly liquidating unfavorable positions in such markets, thus subjecting a Fund to substantial losses.

Equity Risk.  Since the Fund purchases equity securities, they are subject to equity risk.  This is the risk that stock prices will fall over short or extended periods of time.  Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles.  Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Foreign Securities Risk and Emerging Markets Risk.  Foreign investments, including ADRs and similar investments, may be subject to more risks than U.S. domestic investments.  These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments.  Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.  Amounts realized on sales of or distributions with respect to foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities.  Based on the principal investment strategies of the Fund, it is not expected that the Fund will be eligible to pass through to shareholders any credits or deductions with respect to such foreign taxes.  Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates.  Such fluctuations may reduce the value of the investment.  Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets.  In addition, foreign markets can, and often do, perform differently from U.S. markets.  Emerging markets countries entail greater investment risk than developed markets.  Such risks could include government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

General Market Risk.  General market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.  General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Large Companies Risk. Large company stock risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.  Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Liquidity Risk.  Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in emerging markets countries.

Management Risk.  Management risk describes the Fund’s ability to meet its investment objective based on the Adviser’s success or failure at implementing investment strategies for the Fund.  The value of your investment is subject to the effectiveness of the Adviser’s research, analysis and asset allocation among portfolio securities.  If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished.

New Fund Risk.  There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.  Liquidation can be initiated without shareholder approval by the Board if it determines it is in the best interest of shareholders.  As a result, the timing of any liquidation may not be favorable to certain individual shareholders.

Smaller Company Risk.  Investments in smaller companies may be speculative, more volatile and involve greater risk than customarily is associated with larger companies.  Many small companies are more vulnerable than larger companies to adverse business or economic developments.  They may have limited product lines, markets or financial resources.  New and improved products or methods of development may have a substantial impact on the earnings and revenues of such companies.  Any such positive or negative developments could have a corresponding positive or negative impact on the value of their shares.  Small company shares, which usually trade on the over-the-counter market, may have few market makers, wider spreads between their quoted bid and asked prices and lower trading volumes.  This may result in comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on the major stock exchanges or than the market averages in general.  In addition, the Fund and other client accounts of the Adviser together may hold a significant percentage of a company’s outstanding shares.  When making larger sales, the Fund might have to sell assets at discounts from quoted prices or may have to make a series of small sales over an extended period of time.  For these reasons, the Fund’s NAV may be volatile.

Who May Want to Invest in the Fund?
The Fund may be appropriate for you if you:
•	Are pursuing capital appreciation by investing in a portfolio of non-U.S. based stocks;
•	Are willing to assume the greater risks of share price fluctuations in your investment; and
•	Are willing to tolerate special risks associated with developed foreign and emerging markets.

The Fund may not be appropriate for you if you:
•	Want an investment that pursues market trends or focuses only on particular sectors or industries;
•	Need stability of principal; and
•	Are pursuing a short-term investment goal.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”) and on the Fund’s website at www.mckinleycapitalfunds.com.

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Management of the Fund

McKinley Capital Management, LLC.  The Fund’s investment adviser is McKinley Capital Management, LLC, 3301 C Street, Suite 500, Anchorage, AK 99503 (the “Adviser”).  The Adviser has provided investment advisory services to individual and institutional accounts since 1991.  As of December 31, 2013, the Adviser had assets under management of approximately $8.135 billion.  Under the Investment Advisory Agreement, the Adviser is entitled to receive an annual management fee of 0.85% for its investment advisory services.  The fee is calculated daily and payable monthly as a percentage of the Fund’s average daily net assets.  As further described below, Y Shares are subject to an Expense Cap.

Subject to the general oversight of the Board, the Adviser is directly responsible for making the investment decisions for the Fund.  A discussion regarding the basis of the Board’s approval of the Investment Advisory Agreement with the Adviser will be available in the Fund’s semi-annual report to shareholders for the period ending May 31, 2014.

Portfolio Managers

Robert B. Gillam, President and Chief Executive Officer
Robert A. Gillam, CFA, Senior Vice President and Chief Investment Officer
Sheldon J. Lien, CFA, Portfolio Manager
Gregory S. Samorajski, CFA, Director of Investments / Portfolio Manager
Brandon S. Rinner, CFA, Portfolio Manager

Each Portfolio Manager has been associated with the Adviser in the position noted for more than five years.  The Fund is team-managed by the above Portfolio Managers in addition to others who are not listed.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities in the Fund.

Fund Expenses

In addition to the advisory fees discussed above, the Fund incurs other expenses such as custodian, transfer agency, interest expense in connection with investment activities and other customary Fund expenses.  The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, portfolio transaction expenses, taxes and extraordinary expenses) to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Y Shares to 0.85% of the Fund’s average daily net assets.

The current Expense Cap is in place through at least _______, 2016.  The Expense Cap may be terminated at any time by the Board upon 60 days notice to the Adviser, or by the Adviser with the consent of the Board.

Additional Payments to Dealers.

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Other Service Providers

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) provides certain administration, fund and transfer agency services to the Fund.

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Quasar Distributors, LLC (the “Distributor”) serves as the Fund’s Distributor and principal underwriter in connection with the offering of each Fund’s shares.  The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem Fund shares.

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Shareholder Information

How to Contact the Fund	General Information
Write to us at:
McKinley Capital Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight address:
McKinley Capital Funds
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, Third Floor
Milwaukee, WI  53202-5207

Telephone us at:
1-888-458-1963 (toll free)

Visit our Website at:
www. mckinleycapitalfunds.com

You may purchase shares of the Fund or sell (redeem) such shares on each weekday that the New York Stock Exchange (“NYSE”) is open.  Under unusual circumstances, the Fund class may accept and process shareholder orders when the NYSE is closed if deemed appropriate.

You may purchase shares of the Fund or sell (redeem) such shares at the NAV next calculated plus any applicable sales charge (or minus any applicable sales charge or redemption fee in the case of redemptions) after the Transfer Agent receives your request in proper form.

When and How NAV is Determined

The Fund’s share price is known as its NAV.  The NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities) / number of shares = NAV)).  The NAV takes into account the expenses and fees of the Fund, including management, administration and other fees, which are accrued daily.  The Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern Time) on each day the NYSE is open for business.

All shareholder transaction orders received in proper form (as described below under “How to Buy Shares”) by the Transfer Agent, or a Financial Intermediary by 4:00 p.m., Eastern Time will be processed based on that day’s NAV.  Transaction orders received after 4:00 p.m., Eastern Time will be based on the next day’s NAV.  The Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The Fund does not determine the NAV of its shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  Fair value determinations may be made as described below under procedures as adopted by the Fund’s Board.

Fair Value Pricing. Occasionally, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by the Fund that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation determination.  If any significant discrepancies are found, the Fund may adjust its fair valuation procedures.

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Types of Accounts

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts and sole proprietorship accounts are owned by one person. Joint accounts have two or more owners (tenants).
• Instructions must be signed by all persons required to sign exactly as their names appear on the account.
• Provide a power of attorney or similar document for each person that is authorized to open or transact business for the account if not a named account owner.

Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	• Depending on state laws, you can set up a custodial account under the UGMA or the UTMA. • The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities
• Provide certified articles of incorporation, a government-issued business license or certificate, partnership agreement or similar document evidencing the identity and existence of the business entity.
• Submit a secretary’s (or similar) certificate listing the person(s) authorized to open or transact business for the account.

Trusts (including corporate pension plans)
• The trust must be established before an account can be opened.
• You must supply documentation to substantiate existence of your organization (i.e., Articles of Incorporation / Formation /
    Organization, Trust Agreements, Partnership Agreement or other official documents).
• Remember to include a separate sheet detailing the full name, date of birth, social security number and permanent street address for all authorized individuals.

Retirement Accounts

You may invest in Fund shares through an IRA account sponsored by the Adviser, including traditional and Roth IRAs.  The Fund may also be appropriate for other retirement plans.  Before investing in any IRA or other retirement plan, you should consult your tax adviser.  Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

How to Buy Shares

This section explains how you can purchase shares of the Fund.  If you’re opening a new account, an account application is available online at www.mckinleycapitalfunds.com or by calling 1-888-458-1963.  For Fund shares held through brokerage and other types of accounts, please consult your Financial Intermediary. The Adviser reserves the right to reject any request to purchase shares.

Y Shares

Y Shares of the Fund are offered without any sales charge on purchases or sales and without any ongoing distribution fee.  The minimum initial investment for Y Shares is $40,000,000.

Y Shares are available for purchase exclusively by (1) eligible institutions (e.g., a financial institution or any of its clients, a corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $40,000,000, (2) tax-exempt retirement plans with assets of at least $40,000,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (3) fee-based investment programs with assets of at least $40,000,000, (4) qualified state tuition plan (529 plan) accounts and (5) high net worth/ultra high net worth individuals/families.  The minimum asset requirements may be waived from time to time by the Adviser.

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Y Share participants in tax-exempt retirement plans must contact the plan’s administrator to purchase shares. For plan administrator contact information, participants should contact their respective employer’s human resources department.  Y Share participants in fee-based investment programs should contact the program’s administrator or their financial advisor to purchase shares. Transactions generally are effected on behalf of a tax-exempt retirement plan participant by the administrator or a custodian, trustee or record keeper for the plan and on behalf of a fee-based investment program participant by their administrator or financial advisor.  Y Shares institutional clients may purchase shares either directly or through an authorized dealer.

Buying Shares	Opening an Account	Adding to an Account
Through a Financial Intermediary	Contact your Financial Intermediary	Contact your Financial Intermediary
By Mail (with Check)	• Mail your completed application (along with other required documents) and a check to: McKinley Capital Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701
• Write your account number on your check
• Send your check with (a) a completed investment slip from a prior statement or confirmation or (b) letter of instruction to:
   McKinley Capital Funds
   c/o U.S. Bancorp Fund Services, LLC
   P.O. Box 701
   Milwaukee, WI 53201-0701

By Wire
• Submit your completed application (and other required
   documents). An account will be established for you and you will be contacted with the account number.
• Instruct your financial institution to wire your money using the instructions found on page 20 of this prospectus.
• Call to notify us of your incoming wire • Instruct your financial institution to wire your money using the instructions found on page 12 of this prospectus.
By Telephone	Not accepted for initial purchases
• If your account has been open for at least 15 days and you have telephone purchase privileges on the account, you may purchase additional shares in the amount of $100 or more using the bank account on record by calling
   1-888-458-1963.

General Notes for Buying Shares

Unless purchased through a Financial Intermediary, all investments must be made by check, ACH, or wire.  All checks must be payable in U.S. dollars and drawn on U.S. financial institutions.  In the absence of the granting of an exception consistent with the Trust’s anti-money laundering procedures, the Fund does not accept purchases made by third-party check, Treasury check, credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier’s checks in amounts less than $10,000, or traveler’s check).  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

•
Checks for all accounts, including individual, sole proprietorship, joint, Uniform Gift to Minors Act (“UGMA”) or Uniform Transfer to Minors Act (“UTMA”) accounts, the check must be made payable to “McKinley Non-U.S. Core Growth Fund.”  A $25 charge may be imposed on any returned payment; you will also be responsible for any losses suffered by the Fund as a result.

•
ACH refers to the “Automated Clearing House” System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.  Your financial institution may charge you a fee for this service.  A $25 charge may be imposed on any rejected transfers; you will also be responsible for any losses suffered by the Fund as a result.

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•	Wires instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

Purchase through Financial Intermediaries.  You may buy and sell shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Your order will be priced based on the Fund’s NAV next computed after it is received by a Financial Intermediary.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with the Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Fund’s Prospectus.  If you transmit your order with these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced based on the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Purchase by Mail.  Follow the instructions outlined in the table above.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposits in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase orders or redemption requests, do not constitute receipt by the Transfer Agent.

Purchase by Wire.  If you are making your first investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed account application via mail, overnight delivery or facsimile.  Upon receipt of your completed account application, an account will be established for you and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.  Once your account has been established, you may instruct your bank to initiate the wire using the instructions you were given.

For either initial or subsequent investments, prior to sending the wire, please call the Transfer Agent at 1-888-458-1963 to advise of your wire to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and account number so that your wire can be correctly applied.

Instruct your bank to send the wire to:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit: [Fund Name]
(Shareholder Name, Shareholder Account #)

Your bank may impose a fee for investments by wire.  Wired funds must be received prior to 4:00 p.m., Eastern time, to be eligible for same day pricing.  The Fund and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.  If you have questions about how to invest by wire, you may call the Fund at 1-888-458-1963.

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Purchase by Telephone.  If your signed account application has been received by the Fund, your account has been open for at least 15 days and unless you declined telephone purchase privileges on your account application, you may purchase additional shares in the amount of $100 or more from your bank account upon request by telephoning the Transfer Agent toll free at 1-888-458-1963.  You may not make your initial purchase of the Fund’s shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m. Eastern time, shares will be purchased at the appropriate price next calculated.  For security reasons, requests by telephone may be recorded.

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How to Sell Shares

The Fund processes redemption orders received in good order, promptly.  Under normal circumstances, the Fund class will send redemption proceeds to you within 5 business days.  If the Fund class has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.

Selling Shares
Through a Financial Intermediary	• Contact your Financial Intermediary
By Mail
• Prepare a written request including:
  •  Your name(s) and signature(s)
  •  Your account number
  •  The Fund name and class
  •  The dollar amount or number of shares you want to sell
  •  How and where to send the redemption proceeds
 • Obtain a signature guarantee (if required) (See “Signature Guarantee Requirements below”)
 • Obtain other documentation (if required)
 • Mail us your request and documentation.

By Wire
• Wire redemptions are only available if your redemption is for $2,500 or more and you did not decline wire redemption privileges on your account application
• Call us with your request (unless you declined telephone redemption privileges on your account application) (See “By
   Telephone”) or
• Mail us your request (See “By Mail”).

By Telephone
• Call us with your request (unless you declined telephone redemption privileges on your account application)
• Provide the following information:
  •  Your account number
  •  Exact name(s) in which the account is registered
  •  Additional form of identification

• Redemption proceeds will be:
  •  Mailed to you, or
  •  Electronically credited to your account at the financial institution identified on your account application.

General Notes for Selling Shares

In general, orders to sell or “redeem” shares may be placed either directly with the Fund, the Transfer Agent or with your Financial Intermediary.  You may redeem part or all of the Fund’s shares at the next determined NAV after the Fund receives your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

Through a Financial Intermediary.  You may redeem Fund shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Fund and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV per share next effective after receipt of the order by the Financial Intermediary.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.

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By Mail.  You may redeem Fund shares by simply sending a written request to the Transfer Agent.  Please provide the name of the Fund, account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all shareholders whose names appear on the account registration.  Redemption requests will not become effective until all documents have been received in good form by the Fund.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).  Shareholders should contact the Fund for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Telephone or Wire Redemption.  You may redeem Fund shares by telephone unless you declined telephone redemption privileges on your account application.  If you have a retirement account, you may not redeem shares by telephone.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Transfer Agent by telephone, you may also mail the requests to the Fund at the address listed under “How to Contact the Fund.”  Once a telephone transaction has been placed, it cannot be canceled or modified.

You may redeem up to $100,000 in shares by calling the Transfer Agent at 1-888-458-1963 prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on the Fund’s records.  Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer via the ACH network to your pre-designated bank account.  The minimum amount that may be wired is $2,500.  You will not incur any charge when proceeds are sent via the ACH network; however, most ACH transfers require two days for the bank account to receive credit.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.

Prior to executing instructions received to redeem shares by telephone, the Fund will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Fund or their agents follow these procedures, they cannot be held liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized request.  The Fund may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

Account and Transaction Policies
Tools to Combat Frequent Transactions.  The Fund is intended for long-term investors and does not accommodate frequent transactions.  Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  The Board has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  In addition, the Fund discourages excessive, short-term trading and other abusive trading practices and the Fund may use a variety of techniques to monitor trading activity and detect abusive trading practices.  These steps may include, among other things, the imposition of redemption fees, if necessary, monitoring trading activity, or using fair value pricing when appropriate, under procedures as adopted by the Board when the Adviser determines current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by the Fund in their sole discretion.

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In an effort to discourage abusive trading practices and minimize harm to the Fund and its shareholders, the Fund reserves the right, in its sole discretion, to reject any purchase order, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Adviser to be harmful to the Fund) and without prior notice.  The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund’s performance.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Fund seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.  Except as noted in the Prospectus, the Fund applies all restrictions uniformly in all applicable cases.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Fund receives purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Fund will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Fund has entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and cannot ensure that it will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Proceeds.  Proceeds will generally be sent no later than seven calendar days after the Fund receives your redemption request.  If elected on your account application, you may have the proceeds of the redemption request sent by check to your address of record, by wire to a pre-determined bank, or by electronic funds transfer via the ACH network to the bank account designated by you on your fund account application.  When proceeds are sent via the ACH network, the funds are usually available in your bank account in 2-3 business days.

Check Clearance.  The proceeds from a redemption request may be delayed up to 15 calendar days from the date of the receipt of a purchase check until the check clears.  If the check does not clear, you will be responsible for any losses suffered by the relevant Fund as well as a $25 service charge imposed by the Transfer Agent.  This delay can be avoided by purchasing shares by wire.

Suspension of Redemptions.  The Fund may temporarily suspend the right of redemption or postpone payments under certain emergency circumstances or when the SEC orders a suspension.

Signature Guarantees.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  A signature guarantee of each owner is required in the following situations:

•	For all redemption requests in excess of $100,000;

•	If a change of address request has been received by the Transfer Agent within the last 30 days;

•	If ownership is being changed on your account; and

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•	When redemption proceeds are payable or sent to any person, address or bank account not on record.

In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.  Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Verification Program member or another acceptable form of authentication from a financial institution source.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Customer Identification Program.  Please note that, in compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  If you do not supply the necessary information, the Transfer Agent may not be able to open your account.  Please contact the Transfer Agent at 1-888-458-1963 if you need additional assistance when completing your application.  If the Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Fund reserves the right to temporarily limit additional share purchases, close your account or take any other action they deem reasonable or required by law.

Right to Reject Purchases.  The Fund reserves the right to reject any purchase in whole or in part.  The Fund may cease taking purchase orders at any time when it believes that it is in the best interest of the Fund’s current shareholders.  The purpose of such action is to limit increased Fund expenses incurred when certain investors buy and sell shares of the Fund for the short-term when the markets are highly volatile.

Redemption In-Kind.  The Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”).  It is not expected that the Fund would do so except during unusual market conditions.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally results in capital gain or loss to you, subject to certain loss limitation rules.

Small Accounts.  The minimum account balance is $10 million for Y Shares.  To reduce the Fund’s expenses, if the value of your account falls below $10 million with respect to Y Shares, the Fund may ask you to increase your balance.  If after 60 days, the account value is still below $10 million, the Fund may ask you to consider converting to a different class of shares of the Fund offered in a separate prospectus that accommodates lower account balances, or close your account and send you the proceeds.  The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account’s market value.

Householding.  In an effort to decrease costs, the Fund will reduce the number of duplicate Prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the Transfer Agent toll free at 1-888-458-1963 to request individual copies of these documents.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Confirmations.  If you purchase shares directly from any Fund, you will receive monthly statements detailing Fund balances and all transactions completed during the prior month and a confirmation of each transaction.  Automatic reinvestments of distributions and automatic investments/systematic withdrawals may be confirmed only by monthly statement.  You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and monthly statements.

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Policy on Prohibition of Foreign Shareholders.  Shares of the Fund have not been registered for sale outside of the United States.  Accordingly, the Fund requires that all shareholders must be U.S. persons with a valid U.S. taxpayer identification number to open an account with the Fund.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.  The Fund reserves the right to close an account within 5 business days if clarifying information or documentation is not received.

Canceled or Failed Payments.  The Fund accepts checks and ACH transfers at full value subject to collection.  If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled within 2 business days of bank notification.  You will be responsible for any actual losses or expenses incurred by the Fund or the Transfer Agent as a result of the cancellation, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.  The Fund and its agents have the right to reject or cancel any purchase (purchase side only) due to nonpayment.

Lost Accounts. It is important that the Fund maintain a correct address for each investor.  An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund.  Based upon statutory requirements for returned mail, the Fund will attempt to locate the investor or rightful owner of the account.  If the Fund is unable to locate the investor, then it will determine whether the investor’s account can legally be considered abandoned.  The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The investor’s last known address of record determines which state has jurisdiction.

Unclaimed Property.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

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Distributions and Taxes

Distributions

The Fund will make distributions of dividends and capital gains, if any, at least annually.  The Fund will make a distribution of any undistributed capital gains earned during the 12-month period ended October 31 on or about December 31 of each year.  The Fund may make an additional payment of dividends or distributions if it deems it desirable at other times during any year.

Your dividend distributions, if any, will be automatically invested in additional shares of your Fund at the next determined net asset value.

Taxes

The Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, the Fund will not be subject to federal income tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.

The Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise taxes.

You will generally be taxed on the Fund’s distributions, regardless of whether you reinvest them or receive them in cash.  The Fund’s distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income.  The Fund’s distributions of long-term capital gain, if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares.  Although distributions are generally taxable when received, certain distributions declared in October, November or December but paid in the following January are taxed as if received in the prior December.  Distributions may also be subject to certain state and local taxes.  Some Fund distributions may also include nontaxable returns of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.  Dividends from the Fund and any capital gains derived from an investment in the Fund generally are included in the net investment income that is subject to the 3.8% Medicare tax for investors in the higher federal tax brackets.

A portion of the Fund’s distributions may be treated as “qualified dividend income,” taxable to individuals at a maximum Federal tax rate of 20% (0% for individuals in lower tax brackets).  A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met by the Fund and the shareholder.  To the extent the Fund’s distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income.

Distributions of capital gain and distributions of net investment income reduce the NAV of the Fund’s shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale of Fund shares is a taxable transaction for Federal income tax purposes.  You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your adjusted tax basis in the Fund shares.  Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets.  Any capital gain or loss will generally be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale, and otherwise as short-term capital gain.  Any capital loss arising from the sale of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions with respect to those shares.

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The Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions and redemption proceeds otherwise payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.  Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability, so long as you provide the required information or certification.  Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.

After December 31 of each year, the Fund will mail you reports containing information about the income tax classification of distributions paid during the year.

For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

Financial Highlights

Because the Fund was recently created, it does not have a financial performance record.  Financial information for the fiscal period ending May 31, 2014 will be included in the Fund’s Semi-Annual Report, which will be available upon request free of charge after July 31, 2014.

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Privacy Notice

The Fund collects non-public information about you from the following sources:

•	Information it receives about you on applications or other forms;
•	Information you give the Fund orally; and
•	Information about your transactions with the Fund or others.

The Fund does not disclose any non-public personal information about its shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  The Fund may share information with affiliated parties and unaffiliated third parties with whom it has contracts for servicing the Fund.  The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  The Fund maintains physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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McKinley Non-U.S. Core Growth Fund
Y Shares

FOR MORE INFORMATION

Annual/Semi-Annual Reports
Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders.  The Fund’s annual report will contain a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s first fiscal year.

Statement of Additional Information (“SAI”)
The SAI provides more detailed information about the Fund and is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund

You can get free copies of the Prospectus, SAI and annual/semi-annual reports when available or other information by visiting the Fund’s website at www.mckinleycapitalfunds.com or by contacting the Fund at:

McKinley Non-U.S. Core Growth Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-888-458-1963 (toll free)

Securities and Exchange Commission Information

You can also review the Fund’s annual/semi-annual reports when they become available, the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission (“SEC”).  The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by visiting the SEC’s website www.sec.gov or e-mailing or writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549
E-mail address: publicinfo@sec.gov

Investment Company Act File No. 811-05037

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Subject to Completion—Dated January 23, 2014

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

McKINLEY NON-U.S. CORE GROWTH FUND
Investor Shares (Ticker:___)*
Institutional Shares (Ticker:____)*
* Investor Shares and Institutional Shares are not available for purchase at this time

PROSPECTUS

____________, 2014

A fund seeking long-term capital appreciation.

The Securities and Exchange Commission has not approved or disapproved any Fund’s shares or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus - Investor Shares and Institutional Shares

Summary Section

McKinley Non-U.S. Core Growth Fund

Investment Objective

The McKinley Non-U.S. Core Growth Fund (the “Fund”) seeks to achieve long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Management Fees	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	N/A
Other Expenses (including 0.15% Shareholder Servicing Fee)(1)	0.65%	0.65%
Total Annual Fund Operating Expenses	1.75%	1.50%
Fee Waiver and Expense Reimbursement	-0.30%	-0.30%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	1.45%	1.20%

(1) Other Expenses are based on estimated customary Fund expenses for the current fiscal year, and include shareholder servicing fees of 0.15% as a percentage of average daily net assets for each class.

(2) McKinley Capital Management, LLC (the “Adviser”) has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, interest expense in connection with investment activities, portfolio transaction expenses, acquired fund fees and expenses (“AFFE”) and extraordinary expenses) to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for Investor Shares to 1.45% and Institutional Shares to 1.20% of the Fund’s average daily net assets (the “Expense Caps”) through at least _______, 2016.  The contractual waivers and expense reimbursements may be changed or eliminated at any time by the Trust’s Board of Trustees (the “Board”) upon 60 days notice to the Adviser, or by the Adviser with the consent of the Board.  The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years.  This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for the fiscal year (taking into account the reimbursement) does not exceed the Expense Caps.

Example

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The Example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps for the first two years only).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor Shares	$148	$491
Institutional Shares	$122	$414

Portfolio Turnover

The Fund pays transaction costs, such as commissions and dealer mark-ups, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

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Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of non-U.S. issuers.  The Fund will invest predominantly in equity securities, which include common and preferred stocks, warrants or rights exercisable into common or preferred stock, convertible preferred stock, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).  The Adviser considers companies to be “non-U.S.” based on the issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

In selecting securities for the Fund, the Adviser uses a “bottom-up” fundamentally based, quantitatively driven investment process with a qualitative overlay.  The Adviser believes that excess market returns can be achieved by constructing a diversified portfolio of inefficiently priced equity securities whose earnings growth rates are accelerating above market expectations.  The Fund generally seeks to invest in companies that have market capitalizations of $100 million or greater.  The Fund will normally be invested in issuers from at least ten countries outside the United States.  Up to 40% of the Fund’s assets may be invested in securities of companies incorporated or headquartered in emerging markets countries.

The Adviser may sell a stock if the Adviser believes that the stock’s risk/reward characteristics have become less favorable, the company’s fundamentals have deteriorated so that the original investment thesis for holding the stock no longer holds, or if a better opportunity has been identified.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  The following are the principal risks that could affect the value of your investment:

•
Currency Risk:  Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. The Adviser generally chooses not to hedge against the fund’s currency exposure.

•	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

•
Foreign Securities and Emerging Markets Risk:  Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between United States and foreign regulatory requirements and market practices.  These risks are enhanced in emerging markets.  Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable.  Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries.

•
General Market Risk:  The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•
Large Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Liquidity Risk: There are greater risks involved in investing in securities with limited market liquidity.

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•	Management Risk: The Adviser may fail to implement the Fund’s investment strategies and meet its investment objective.

•	New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•
Smaller Company Risk:  Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

Performance Information

Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Accordingly, performance information is not available.  Performance information will be available after the Fund has been in operation for one calendar year.  At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.

Investment Adviser

McKinley Capital Management, LLC

Portfolio Managers
The Fund is team-managed by the following Portfolio Managers in addition to others not listed here:

Name	Title	Managed the Fund Since
Robert B. Gillam	President and Chief Executive Officer	Inception (2014)
Robert A. Gillam, CFA	Senior Vice President and Chief Investment Officer	Inception (2014)
Sheldon J. Lien, CFA	Portfolio Manager	Inception (2014)
Gregory S. Samorajski, CFA	Portfolio Manager	Inception (2014)
Brandon S. Rinner, CFA	Portfolio Manager	Inception (2014)

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any business day by written request via mail (McKinley Capital Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, or by telephone at 1-888-458-1963 (toll free).  Investors who wish to purchase or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.  The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$100,000	$100
– Accounts with Automatic Investment Plans	None	$250
Investor Shares
– Standard Accounts	$2,500	$100
– Traditional and Roth IRA Accounts	$1,000	$100
– Accounts with Automatic Investment Plans	None	$50
– Qualified Retirement Plans	$1,000	$100

Tax Information

The Fund intends to make distributions that will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information about the Fund’s Investment Objective, Principal Investment Strategies & Risks

Investment Objective

The Fund seeks to achieve long-term capital appreciation.  The Fund’s investment objective is not fundamental and may be changed by the Fund’s Board without shareholder approval.  There is no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of non-U.S. issuers.  The Fund will invest predominantly in equity securities, which include common and preferred stocks, warrants or rights exercisable into common or preferred stock, convertible preferred stock, ADRs, GDRs and EDRs.  The Adviser considers companies to be “non-U.S.” based on the issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

The Fund will normally be invested in issuers from at least ten countries outside the United States.  Up to 40% of the Fund’s assets may be invested in securities of companies incorporated or headquartered in emerging markets countries.  The Adviser generally seeks to invest in companies that have market capitalizations of $100 million or greater.

Changes in Policy.  The Fund will not change its investment policy of investing at least 80% of its net assets in securities of non-U.S. companies without first changing the Fund’s name and providing shareholders with at least 60 days’ prior written notice.

The Adviser’s Process — Purchasing Portfolio Securities.  The Adviser’s investment process is founded on the tenets of Modern Portfolio Theory and uses a disciplined, systematic, quantitatively driven investment process with a qualitative overlay.  The process is designed to capture excess returns (consistent with the idea that markets are inefficient) based on a combination of return/risk analysis that identifies stocks that outperform the benchmark index and the misidentification of earnings acceleration potential.  The Adviser focuses on relative rather than absolute rates of acceleration because it believes they are better indicators of future performance.  The Adviser seeks to construct a portfolio with relatively few issuers that represent a broad spectrum of the market by investing in various sectors, countries, industries, etc.  The Adviser takes into consideration various risk matrixes before investing.

The final portfolio has 70 to 90 securities that are diversified across industry, sector, and country.  The Adviser does not hedge the currency exposure of the underlying Non U. S. securities.  The volatility of foreign currency impact is considered throughout the investment process.

The Adviser’s Process — Selling Portfolio Securities.  The Adviser continually monitors companies in the Fund’s portfolio to determine if their stock price and future prospects continue to appear attractive or if they are beginning to show signs of deterioration.  There are generally three reasons the Adviser may sell or reduce its position in a security:

•	The stock’s risk/reward characteristics are not as favorable;

•	A company’s fundamentals are deteriorating to the point where the original investment thesis for owning the stock is no longer intact; or

•	A better opportunity has been identified.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

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Principal Risks

There is no assurance that the Fund will achieve its investment objective, and an investment in the Fund is not by itself a complete or balanced investment program.  The principal risks of investing in the Fund that may adversely affect the Fund’s NAV or total return have previously been summarized in the “Summary Section.”  These risks are discussed in more detail below.

Currency Risk. Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. The Adviser generally chooses not to hedge each Fund’s currency exposure. The market for some or all currencies may from time to time have low trading volume and become illiquid, which may prevent a Fund from effecting a position or from promptly liquidating unfavorable positions in such markets, thus subjecting a Fund to substantial losses.

Equity Risk.  Since the Fund purchases equity securities, they are subject to equity risk.  This is the risk that stock prices will fall over short or extended periods of time.  Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles.  Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Foreign Securities Risk and Emerging Markets Risk.  Foreign investments, including ADRs and similar investments, may be subject to more risks than U.S. domestic investments.  These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments.  Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.  Amounts realized on sales of or distributions with respect to foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities.  Based on the principal investment strategies of the Fund, it is not expected that the Fund will be eligible to pass through to shareholders any credits or deductions with respect to such foreign taxes.  Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates.  Such fluctuations may reduce the value of the investment.  Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets.  In addition, foreign markets can, and often do, perform differently from U.S. markets.  Emerging markets countries entail greater investment risk than developed markets.  Such risks could include government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

General Market Risk.  General market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.  General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Large Companies Risk. Large company stock risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.  Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Liquidity Risk.  Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in emerging markets countries.

Management Risk.  Management risk describes the Fund’s ability to meet its investment objective based on the Adviser’s success or failure at implementing investment strategies for the Fund.  The value of your investment is subject to the effectiveness of the Adviser’s research, analysis and asset allocation among portfolio securities.  If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished.

New Fund Risk.  There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.  Liquidation can be initiated without shareholder approval by the Board if it determines it is in the best interest of shareholders.  As a result, the timing of any liquidation may not be favorable to certain individual shareholders.

Smaller Company Risk.  Investments in smaller companies may be speculative, more volatile and involve greater risk than customarily is associated with larger companies.  Many small companies are more vulnerable than larger companies to adverse business or economic developments.  They may have limited product lines, markets or financial resources.  New and improved products or methods of development may have a substantial impact on the earnings and revenues of such companies.  Any such positive or negative developments could have a corresponding positive or negative impact on the value of their shares.  Small company shares, which usually trade on the over-the-counter market, may have few market makers, wider spreads between their quoted bid and asked prices and lower trading volumes.  This may result in comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on the major stock exchanges or than the market averages in general.  In addition, the Fund and other client accounts of the Adviser together may hold a significant percentage of a company’s outstanding shares.  When making larger sales, the Fund might have to sell assets at discounts from quoted prices or may have to make a series of small sales over an extended period of time.  For these reasons, the Fund’s NAV may be volatile.

Who May Want to Invest in the Fund?

The Fund may be appropriate for you if you:
·	Are pursuing capital appreciation by investing in a portfolio of non-U.S. based stocks;
·	Are willing to assume the greater risks of share price fluctuations in your investment; and
·	Are willing to tolerate special risks associated with developed foreign and emerging markets.

The Fund may not be appropriate for you if you:
·	Want an investment that pursues market trends or focuses only on particular sectors or industries;
·	Need stability of principal; and
·	Are pursuing a short-term investment goal.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”) and on the Fund’s website at www.mckinleycapitalfunds.com.

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Management of the Fund

McKinley Capital Management, LLC.  The Fund’s investment adviser is McKinley Capital Management, LLC, 3301 C Street, Suite 500, Anchorage, AK 99503 (the “Adviser”).  The Adviser has provided investment advisory services to individual and institutional accounts since 1991.  As of December 31, 2013, the Adviser had assets under management of approximately $8.135 billion.  Under the Investment Advisory Agreement, the Adviser is entitled to receive an annual management fee of 0.85% for its investment advisory services.  The fee is calculated daily and payable monthly as a percentage of the Fund’s average daily net assets.  As further described below, the Investor Shares and the Institutional Shares are subject to Expense Caps.

Subject to the general oversight of the Board, the Adviser is directly responsible for making the investment decisions for the Fund.  A discussion regarding the basis of the Board’s approval of the Investment Advisory Agreement with the Adviser will be available in the Fund’s semi-annual report to shareholders for the period ending May 31, 2014.

Portfolio Managers

Robert B. Gillam, President and Chief Executive Officer
Robert A. Gillam, CFA, Senior Vice President and Chief Investment Officer
Sheldon J. Lien, CFA, Portfolio Manager
Gregory S. Samorajski, CFA, Director of Investments / Portfolio Manager
Brandon S. Rinner, CFA, Portfolio Manager

Each Portfolio Manager has been associated with the Adviser in the position noted for more than five years.  The Fund is team-managed by the above Portfolio Managers in addition to others who are not listed.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities in the Fund.

Fund Expenses

In addition to the advisory fees discussed above, the Fund incurs other expenses such as custodian, transfer agency, interest expense in connection with investment activities and other customary Fund expenses.  The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, portfolio transaction expenses, taxes and extraordinary expenses) to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement to the amounts shown below of each class’s average net assets:

	Investor Shares	Institutional Shares
McKinley Non-U.S. Core Growth Fund	1.45%	1.20%

Any reduction in advisory fees or payment of expenses made by the Adviser is subject to reimbursement by the Fund if requested by the Adviser, and the Board approves such reimbursement in subsequent fiscal years.  This reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Expense Caps.  The Adviser is permitted to be reimbursed for fee reductions and/or expense payments it made in the prior three fiscal years.  The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.  The current Expense Caps are in place through at least _________, 2016.  The Expense Caps may be terminated at any time by the Board upon 60 days notice to the Adviser, or by the Adviser with the consent of the Board.

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Other Service Providers

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) provides certain administration, fund and transfer agency services to the Fund.

Quasar Distributors, LLC (the “Distributor”) serves as the Fund’s Distributor and principal underwriter in connection with the offering of each Fund’s shares.  The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem Fund shares.

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Description of Classes

The following table lists the key features of the Fund’s classes.

	Institutional Shares	Investor Shares
Minimum Initial Investment	Standard Accounts: $100,000	Standard Accounts: $2,500 Traditional and Roth IRA: $1,000 Qualified Retirement Plans: $1,000
Subsequent Minimum Investment	Standard Accounts: $100 Automatic Investment Plans: $250	Standard Accounts: $100 Traditional and Roth IRA: $100 Qualified Retirement Plans: $100 Automatic Investment Plans: $50
Waiver/Reduction of Investment Minimum
Although not limited to the list below, the Adviser may waive or reduce the initial minimum investment in any of following circumstances:

• Retirement, defined benefit and pension
   plans;

• Bank or Trust companies investing for their
   own accounts or acting in a fiduciary or
   similar capacity;

• Institutional clients of the Adviser;

• Trustees and Officers of the Trust; and

• Employees of the Adviser and its affiliates
   and their immediate families (i.e., parent, child,
   spouse, domestic partner, sibling, step or
   adopted relationships, grandparent,
   grandchild and Uniform Gift or Transfer
   to Minors Act accounts naming qualifying
   persons).

None
Fees	• Shareholder Servicing Fee of 0.15%	• 12b-1 fee of 0.25% • Shareholder Servicing Fee of 0.15%
Conversion Feature	Not Applicable.
Subject to the Adviser’s approval, if investors currently holding Investor Shares meet the criteria for eligible investors and would like to convert to Institutional Shares, there are no tax consequences and investors are not subject to the redemption/exchange fees.  To inquire about converting your Investor Shares to Institutional Shares, please call 1-888-458-1963.

Eligible Investors
Designed for proprietary accounts of
institutions.  Such institutions include:

• financial institutions,

• pension plans,

• retirement accounts,

• qualified plans, corporations, trusts, estates,
   religious and charitable organizations.

Includes accounts maintained through Financial Intermediaries.

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Rule 12b-1 Distribution, Shareholder Servicing and other Payments to Dealers

Rule 12b-1 Plan. The Trust has adopted a Rule 12b-1 plan under which the Fund is authorized to pay to the Distributor or such other entities as approved by the Board, as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee equal to 0.25% of the average daily net assets of Investor Shares, as applicable.  The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Adviser, for any distribution service or activity designed to retain Fund shareholders.

Because the Fund pays distribution and shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

Shareholder Servicing Plan.  The Trust has also adopted a Shareholder Service Plan under which the Fund may pay a fee of up to 0.15% of the average daily net assets of the Fund’s Institutional and Investor Shares for shareholder services provided to the Fund by financial institutions.

Because the Fund pays shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

Additional Payments to Dealers.  If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Shareholder Information
How to Contact the Fund	General Information
Write to us at:
McKinley Capital Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight address:
McKinley Capital Funds
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, Third Floor
Milwaukee, WI  53202-5207

Telephone us at:
1-888-458-1963 (toll free)

Visit our Website at:
www. mckinleycapitalfunds.com

You may purchase shares of the Fund or sell (redeem) such shares on each weekday that the New York Stock Exchange (“NYSE”) is open.  Under unusual circumstances, the Fund class may accept and process shareholder orders when the NYSE is closed if deemed appropriate.

You may purchase shares of the Fund or sell (redeem) such shares at the NAV next calculated plus any applicable sales charge (or minus any applicable sales charge or redemption fee in the case of redemptions) after the Transfer Agent receives your request in proper form.

When and How NAV is Determined

The Fund’s share price is known as its NAV.  The NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities) / number of shares = NAV)).  The NAV takes into account the expenses and fees of the Fund, including management, administration and other fees, which are accrued daily.  The Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern Time) on each day the NYSE is open for business.

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All shareholder transaction orders received in proper form (as described below under “How to Buy Shares”) by the Transfer Agent, or a Financial Intermediary by 4:00 p.m., Eastern Time will be processed based on that day’s NAV.  Transaction orders received after 4:00 p.m., Eastern Time will be based on the next day’s NAV.  The Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The Fund does not determine the NAV of its shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  Fair value determinations may be made as described below under procedures as adopted by the Fund’s Board.

Fair Value Pricing. Occasionally, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by the Fund that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation determination.  If any significant discrepancies are found, the Fund may adjust its fair valuation procedures.

Types of Accounts

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts and sole proprietorship accounts are owned by one person. Joint accounts have two or more owners (tenants).
• Instructions must be signed by all persons required to sign exactly as their names appear on the account.
• Provide a power of attorney or similar document for each person that is authorized to open or transact business for the account if not a named account owner.

Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	• Depending on state laws, you can set up a custodial account under the UGMA or the UTMA. • The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities
• Provide certified articles of incorporation, a government-issued business license or certificate, partnership agreement or similar document evidencing the identity and existence of the business entity.
• Submit a secretary’s (or similar) certificate listing the person(s) authorized to open or transact business for the account.

Trusts (including corporate pension plans)
• The trust must be established before an account can be opened.
• You must supply documentation to substantiate existence of your organization (i.e., Articles of
   Incorporation/Formation/Organization, Trust Agreements, Partnership Agreement or other official documents).
• Remember to include a separate sheet detailing the full name, date of birth, social security number and permanent street address for all authorized individuals.

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Retirement Accounts

You may invest in Fund shares through an IRA account sponsored by the Adviser, including traditional and Roth IRAs.  The Fund may also be appropriate for other retirement plans.  Before investing in any IRA or other retirement plan, you should consult your tax adviser.  Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

How to Buy Shares

This section explains how you can purchase shares of the Fund.  If you’re opening a new account, an account application is available online at www.mckinleycapitalfunds.com or by calling 1-888-458-1963.  For Fund shares held through brokerage and other types of accounts, please consult your Financial Intermediary. The Adviser reserves the right to reject any request to purchase shares.

Buying Shares	Opening an Account	Adding to an Account
Through a Financial Intermediary	Contact your Financial Intermediary	Contact your Financial Intermediary
By Mail (with Check)	• Mail your completed application (along with other required documents) and a check to: McKinley Capital Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701
• Write your account number on your check
• Send your check with (a) a completed investment
   slip from a prior statement
   or confirmation or (b) letter of instruction to:
   McKinley Capital Funds
   c/o U.S. Bancorp Fund Services, LLC
   P.O. Box 701
   Milwaukee, WI 53201-0701

By Wire
• Submit your completed application (and
   other required documents).  An account
   will be established for you and you will
   be contacted with the account number.
• Instruct your financial institution to wire
   your money using the instructions
   found on page 20 of this prospectus.
• Call to notify us of your incoming wire • Instruct your financial institution to wire your money using the instructions found on page 14 of this prospectus.
By Telephone	Not accepted for initial purchases
• If your account has been open for at least 15 days
   and you have telephone purchase privileges on
   the account, you may purchase additional shares
   in the amount of $100 or more using the bank
   account on record by calling 1-888-458-1963.

By Automatic Investment Plan	Not accepted for initial purchases
• Complete the Automatic Investment Plan section
   of the application or submit a letter of instruction
   if your account was opened without this being
   done.
• Attach a voided check to your application or letter
   of instruction.
• Mail the completed application or letter and voided
   check.
• Your purchase will be electronically debited from
   the bank account on record as directed in your
   request.

General Notes for Buying Shares

Unless purchased through a Financial Intermediary, all investments must be made by check, ACH, or wire.  All checks must be payable in U.S. dollars and drawn on U.S. financial institutions.  In the absence of the granting of an exception consistent with the Trust’s anti-money laundering procedures, the Fund does not accept purchases made by third-party check, Treasury check, credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier’s checks in amounts less than $10,000, or traveler’s check).  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

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•
Checks for all accounts, including individual, sole proprietorship, joint, Uniform Gift to Minors Act (“UGMA”) or Uniform Transfer to Minors Act (“UTMA”) accounts, the check must be made payable to “McKinley Non-U.S. Core Growth Fund.”  A $25 charge may be imposed on any returned payment; you will also be responsible for any losses suffered by the Fund as a result.

•
ACH refers to the “Automated Clearing House” System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.  Your financial institution may charge you a fee for this service.  A $25 charge may be imposed on any rejected transfers; you will also be responsible for any losses suffered by the Fund as a result.

•	Wires instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

Purchase through Financial Intermediaries.  You may buy and sell shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Your order will be priced based on the Fund’s NAV next computed after it is received by a Financial Intermediary.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with the Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Fund’s Prospectus.  If you transmit your order with these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced based on the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Purchase by Mail.  Follow the instructions outlined in the table above.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposits in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase orders or redemption requests, do not constitute receipt by the Transfer Agent.

Purchase by Wire.  If you are making your first investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed account application via mail, overnight delivery or facsimile.  Upon receipt of your completed account application, an account will be established for you and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.  Once your account has been established, you may instruct your bank to initiate the wire using the instructions you were given.

For either initial or subsequent investments, prior to sending the wire, please call the Transfer Agent at 1-888-458-1963 to advise of your wire to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and account number so that your wire can be correctly applied.

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Instruct your bank to send the wire to:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit: [Fund Name]
(Shareholder Name, Shareholder Account #)

Your bank may impose a fee for investments by wire.  Wired funds must be received prior to 4:00 p.m., Eastern time, to be eligible for same day pricing.  The Fund and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.  If you have questions about how to invest by wire, you may call the Fund at 1-888-458-1963.

Purchase by Telephone.  If your signed account application has been received by the Fund, your account has been open for at least 15 days and unless you declined telephone purchase privileges on your account application, you may purchase additional shares in the amount of $100 or more from your bank account upon request by telephoning the Transfer Agent toll free at 1-888-458-1963.  You may not make your initial purchase of the Fund’s shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m. Eastern time, shares will be purchased at the appropriate price next calculated.  For security reasons, requests by telephone may be recorded.

Automatic Investment Plan.  For your convenience, the Fund offers an Automatic Investment Plan (“AIP”).  Under the AIP, after you make your initial investment, you may authorize the Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest, which must be at least $50 on a monthly or quarterly basis.  If you wish to enroll in the AIP, complete the “Automatic Investment Plan” section in the account application or call the Transfer Agent at 1-888-458-1963.  In order to participate in the AIP, your bank or financial institution must be a member of the ACH network.  The Fund may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent at least five days prior to the effective date.  A fee ($25) will be charged if your bank does not honor the AIP draft for any reason.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call 1-888-458-1963 for additional information regarding the Fund’s AIP.

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How to Sell Shares

The Fund processes redemption orders received in good order, promptly.  Under normal circumstances, the Fund class will send redemption proceeds to you within 5 business days.  If the Fund class has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.

Selling Shares
Through a Financial Intermediary	• Contact your Financial Intermediary
By Mail
• Prepare a written request including:
  •  Your name(s) and signature(s)
  •  Your account number
  •  The Fund name and class
  •  The dollar amount or number of shares you want to sell
  •  How and where to send the redemption proceeds
• Obtain a signature guarantee (if required) (See “Signature Guarantee Requirements below”)
• Obtain other documentation (if required)
• Mail us your request and documentation.

By Wire
• Wire redemptions are only available if your redemption is for $2,500 or more and you did not decline wire redemption privileges on your account application
• Call us with your request (unless you declined telephone redemption privileges on your account application) (See “By
   Telephone”) or
• Mail us your request (See “By Mail”).

By Telephone
• Call us with your request (unless you declined telephone redemption privileges on your account application)
• Provide the following information:
  •  Your account number
  •  Exact name(s) in which the account is registered
  •  Additional form of identification

• Redemption proceeds will be:
  •  Mailed to you, or
  •  Electronically credited to your account at the financial institution identified on your account application.

Systematically
• Complete the systematic withdrawal program section of the application
• Attach a voided check to your application
• Mail us your completed application
• Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application or sent by check to your address of record.

General Notes for Selling Shares

In general, orders to sell or “redeem” shares may be placed either directly with the Fund, the Transfer Agent or with your Financial Intermediary.  You may redeem part or all of the Fund’s shares at the next determined NAV after the Fund receives your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

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Through a Financial Intermediary.  You may redeem Fund shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Fund and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV per share next effective after receipt of the order by the Financial Intermediary.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.

By Mail.  You may redeem Fund shares by simply sending a written request to the Transfer Agent.  Please provide the name of the Fund, account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all shareholders whose names appear on the account registration.  Redemption requests will not become effective until all documents have been received in good form by the Fund.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).  Shareholders should contact the Fund for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Telephone or Wire Redemption.  You may redeem Fund shares by telephone unless you declined telephone redemption privileges on your account application.  If you have a retirement account, you may not redeem shares by telephone.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Transfer Agent by telephone, you may also mail the requests to the Fund at the address listed under “How to Contact the Fund.”  Once a telephone transaction has been placed, it cannot be canceled or modified.

You may redeem up to $100,000 in shares by calling the Transfer Agent at 1-888-458-1963 prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on the Fund’s records.  Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer via the ACH network to your pre-designated bank account.  The minimum amount that may be wired is $2,500.  You will not incur any charge when proceeds are sent via the ACH network; however, most ACH transfers require two days for the bank account to receive credit.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.

Prior to executing instructions received to redeem shares by telephone, the Fund will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Fund or their agents follow these procedures, they cannot be held liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized request.  The Fund may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

Systematic Withdrawal Program.  The Fund offers a Systematic Withdrawal Program (“SWP”) whereby shareholders or their representatives may request a redemption in a predetermined amount each month or calendar quarter.  Proceeds can be sent via check to the address on the account or proceeds can be sent by electronic funds transfer via the ACH network to a designated bank account.  To start this program, your account must have Fund shares with a value of at least $2,500, and the minimum amount that may be withdrawn each month or quarter is $250.  This program may be terminated or modified by a shareholder or the Fund at any time without charge or penalty.  Any request to change or terminate your SWP should be communicated in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal.

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A withdrawal under the SWP involves a redemption of Fund shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the SWP section of the account application.  Please call 1-888-458-1963 for additional information regarding the SWP.

Account and Transaction Policies

Tools to Combat Frequent Transactions.  The Fund is intended for long-term investors and does not accommodate frequent transactions.  Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  The Board has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  In addition, the Fund discourages excessive, short-term trading and other abusive trading practices and the Fund may use a variety of techniques to monitor trading activity and detect abusive trading practices.  These steps may include, among other things, the imposition of redemption fees, if necessary, monitoring trading activity, or using fair value pricing when appropriate, under procedures as adopted by the Board when the Adviser determines current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by the Fund in their sole discretion.

In an effort to discourage abusive trading practices and minimize harm to the Fund and its shareholders, the Fund reserves the right, in its sole discretion, to reject any purchase order, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Adviser to be harmful to the Fund) and without prior notice.  The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund’s performance.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Fund seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.  Except as noted in the Prospectus, the Fund applies all restrictions uniformly in all applicable cases.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Fund receives purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Fund will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Fund has entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and cannot ensure that it will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Proceeds.  Proceeds will generally be sent no later than seven calendar days after the Fund receives your redemption request.  If elected on your account application, you may have the proceeds of the redemption request sent by check to your address of record, by wire to a pre-determined bank, or by electronic funds transfer via the ACH network to the bank account designated by you on your fund account application.  When proceeds are sent via the ACH network, the funds are usually available in your bank account in 2-3 business days.

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Check Clearance.  The proceeds from a redemption request may be delayed up to 15 calendar days from the date of the receipt of a purchase check until the check clears.  If the check does not clear, you will be responsible for any losses suffered by the relevant Fund as well as a $25 service charge imposed by the Transfer Agent.  This delay can be avoided by purchasing shares by wire.

Suspension of Redemptions.  The Fund may temporarily suspend the right of redemption or postpone payments under certain emergency circumstances or when the SEC orders a suspension.

Signature Guarantees.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  A signature guarantee of each owner is required in the following situations:

•	For all redemption requests in excess of $100,000;

•	If a change of address request has been received by the Transfer Agent within the last 30 days;

•	If ownership is being changed on your account; and

•	When redemption proceeds are payable or sent to any person, address or bank account not on record.

In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.  Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Verification Program member or another acceptable form of authentication from a financial institution source.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Customer Identification Program.  Please note that, in compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  If you do not supply the necessary information, the Transfer Agent may not be able to open your account.  Please contact the Transfer Agent at 1-888-458-1963 if you need additional assistance when completing your application.  If the Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Fund reserves the right to temporarily limit additional share purchases, close your account or take any other action they deem reasonable or required by law.

Right to Reject Purchases.  The Fund reserves the right to reject any purchase in whole or in part.  The Fund may cease taking purchase orders at any time when it believes that it is in the best interest of the Fund’s current shareholders.  The purpose of such action is to limit increased Fund expenses incurred when certain investors buy and sell shares of the Fund for the short-term when the markets are highly volatile.

Redemption In-Kind.  The Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”).  It is not expected that the Fund would do so except during unusual market conditions.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally results in capital gain or loss to you, subject to certain loss limitation rules.

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Small Accounts.  To reduce the Fund’s expenses, if the value of your account falls below $1,000 (excluding Qualified Retirement Accounts) with respect to Institutional Shares or $500 (excluding Qualified Retirement Accounts) with respect to Investor Shares, the Fund may ask you to increase your balance.  If after 60 days, the account value is still below $1,000 (excluding Qualified Retirement Accounts) for Institutional Shares or $500 (excluding Qualified Retirement Accounts) for Investor Shares, the Fund may close your account and send you the proceeds.  The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account’s market value.  There are no minimum balance requirements for Qualified Retirement Accounts.

Householding.  In an effort to decrease costs, the Fund will reduce the number of duplicate Prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the Transfer Agent toll free at 1-888-458-1963 to request individual copies of these documents.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Confirmations.  If you purchase shares directly from any Fund, you will receive monthly statements detailing Fund balances and all transactions completed during the prior month and a confirmation of each transaction.  Automatic reinvestments of distributions and automatic investments/systematic withdrawals may be confirmed only by monthly statement.  You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and monthly statements.

Policy on Prohibition of Foreign Shareholders.  Shares of the Fund have not been registered for sale outside of the United States.  Accordingly, the Fund requires that all shareholders must be U.S. persons with a valid U.S. taxpayer identification number to open an account with the Fund.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.  The Fund reserves the right to close an account within 5 business days if clarifying information or documentation is not received.

Canceled or Failed Payments.  The Fund accepts checks and ACH transfers at full value subject to collection.  If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled within 2 business days of bank notification.  You will be responsible for any actual losses or expenses incurred by the Fund or the Transfer Agent as a result of the cancellation, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.  The Fund and its agents have the right to reject or cancel any purchase (purchase side only) due to nonpayment.

Lost Accounts. It is important that the Fund maintain a correct address for each investor.  An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund.  Based upon statutory requirements for returned mail, the Fund will attempt to locate the investor or rightful owner of the account.  If the Fund is unable to locate the investor, then it will determine whether the investor’s account can legally be considered abandoned.  The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The investor’s last known address of record determines which state has jurisdiction.

Unclaimed Property.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

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Distributions and Taxes

Distributions

The Fund will make distributions of dividends and capital gains, if any, at least annually.  The Fund will make a distribution of any undistributed capital gains earned during the 12-month period ended October 31 on or about December 31 of each year.  The Fund may make an additional payment of dividends or distributions if it deems it desirable at other times during any year.

Your dividend distributions, if any, will be automatically invested in additional shares of your Fund at the next determined net asset value.

Taxes

The Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, the Fund will not be subject to federal income tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.

The Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise taxes.

You will generally be taxed on the Fund’s distributions, regardless of whether you reinvest them or receive them in cash.  The Fund’s distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income.  The Fund’s distributions of long-term capital gain, if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares.  Although distributions are generally taxable when received, certain distributions declared in October, November or December but paid in the following January are taxed as if received in the prior December.  Distributions may also be subject to certain state and local taxes.  Some Fund distributions may also include nontaxable returns of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.  Dividends from the Fund and any capital gains derived from an investment in the Fund generally are included in the net investment income that is subject to the 3.8% Medicare tax for investors in the higher federal tax brackets.

A portion of the Fund’s distributions may be treated as “qualified dividend income,” taxable to individuals at a maximum Federal tax rate of 20% (0% for individuals in lower tax brackets).  A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met by the Fund and the shareholder.  To the extent the Fund’s distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income.

Distributions of capital gain and distributions of net investment income reduce the NAV of the Fund’s shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale of Fund shares is a taxable transaction for Federal income tax purposes.  You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your adjusted tax basis in the Fund shares.  Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets.  Any capital gain or loss will generally be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale, and otherwise as short-term capital gain.  Any capital loss arising from the sale of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions with respect to those shares.

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The Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions and redemption proceeds otherwise payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.  Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability, so long as you provide the required information or certification.  Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.

After December 31 of each year, the Fund will mail you reports containing information about the income tax classification of distributions paid during the year.

For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

Financial Highlights

Because the Fund was recently created, it does not have a financial performance record.  Financial information for the fiscal period ending May 31, 2014 will be included in the Fund’s Semi-Annual Report, which will be available upon request free of charge after July 31, 2014.

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Privacy Notice

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

The Fund does not disclose any non-public personal information about its shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  The Fund may share information with affiliated parties and unaffiliated third parties with whom it has contracts for servicing the Fund.  The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  The Fund maintains physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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McKinley Non-U.S. Core Growth FUND
Institutional Shares
Investor Shares

FOR MORE INFORMATION

Annual/Semi-Annual Reports
Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders.  The Fund’s annual report will contain a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s first fiscal year.

Statement of Additional Information (“SAI”)
The SAI provides more detailed information about the Fund and is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund

You can get free copies of the Prospectus, SAI and annual/semi-annual reports when available or other information by visiting the Fund’s website at www.mckinleycapitalfunds.com or by contacting the Fund at:

McKinley Non-U.S. Core Growth Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-888-458-1963 (toll free)

Securities and Exchange Commission Information

You can also review the Fund’s annual/semi-annual reports when they become available, the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission (“SEC”).  The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by visiting the SEC’s website www.sec.gov or e-mailing or writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549
E-mail address: publicinfo@sec.gov

Investment Company Act File No. 811-05037

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Subject to Completion—Dated January 23, 2014

The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

____________, 2014

McKINLEY NON-U.S. CORE GROWTH FUND

Y Shares (Ticker:____)
Investor Shares (Ticker:___)*
Institutional Shares (Ticker:____)*
* Investor Shares and Institutional Shares are not available for purchase at this time

McKinley Capital Management, LLC
3301 C Street, Suite 500
Anchorage, AK 99503
1-888-458-1963

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectuses dated ____________, 2014, as may be revised, for the Y, Institutional and Investor Shares of the McKinley Non-U.S. Core Growth Fund (the “Fund”), a series of Professionally Managed Portfolios (the “Trust”).  The Fund is advised by McKinley Capital Management, LLC (the “Adviser”).  Copies of the Fund’s Prospectuses are available by calling the number listed above.

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THE TRUST

The Trust is a Massachusetts business trust organized on February 24, 1987 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.  Prior to May 1991, the Trust was known as the Avondale Investment Trust.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Fund.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations.  However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund’s assets for any shareholder held personally liable for obligations of the Fund or the Trust.  The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or the Trust and satisfy any judgment thereon.  All such rights are limited to the assets of the Fund.  The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.  However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

The Fund is a series of the Trust.  The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust, except for the McKinley Diversified Income Fund, which is offered in a separate prospectus.  The Fund’s Y Shares commenced operations on February 28, 2014.  The Fund’s Investor Shares and Institutional Shares are currently not available.

INVESTMENT POLICIES AND RISKS

The Fund is diversified.  This means that for 75% of its total assets, the Fund may not invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the outstanding voting shares of a single issuer.  Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time a fund purchases a security.  However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund’s total assets due to movements in the financial markets.  If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers.  Accordingly, a fund would be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal securities laws.

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The following information supplements the discussion of each Fund’s investment objective and policies as set forth in its Prospectus.  The Fund may invest in the following types of investments, which is subject to certain risks, as discussed below.

Recent Regulatory Events
Legal, tax and regulatory changes could occur that may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies.  The U.S. government, the Federal Reserve, the Treasury, the SEC, the Commodity Futures Trading Commission, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions in light of the recent financial crisis.  These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” which was signed into law on July 21, 2010, and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC.  Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Fund is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Fund.  Furthermore, no assurance can be made that the U.S. government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the continuing economic turmoil or otherwise, and the effect of such actions, if taken, cannot be known.

Recent Economic Events
Although the U.S. economy has seen gradual improvement since 2008, the effects of the global financial crisis that began to unfold in 2007 continue to exist and economic growth has been slow and uneven.  In addition, the negative impacts and continued uncertainty stemming from the sovereign debt crisis and economic difficulties in Europe and U.S. fiscal and political matters, including deficit reduction and U.S. debt ratings, have impacted and may continue to impact the global economic recovery.  These events and possible continuing market turbulence may have an adverse effect on the Fund.  In response to the global financial crisis, the United States and other governments and the Federal Reserve and certain foreign central banks took steps to support financial markets.  However, risks to a robust resumption of growth persist:  a weak consumer weighed down by too much debt, ongoing underemployment and joblessness, the growing size of the federal budget deficit and national debt, and the threat of inflation.  A number of countries in Europe have experienced severe economic and financial difficulties.  Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity.  There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union (“EMU”) member countries.  Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the European EMU.  These requirements can severely limit European EMU member countries’ ability to implement monetary policy to address regional economic conditions.  A return to unfavorable economic conditions could impair the Fund’s ability to execute its investment strategies.

Equity Securities
Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Fund may invest.  All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in the Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.
To the extent the Fund invests in the equity securities of small or medium-size companies, it will be exposed to the risks of small- and medium-sized companies.  Such companies often have limited product lines or services, have narrower markets for their goods and/or services, and more limited managerial and financial resources than larger, more established companies.  In addition, because these companies are not well-known to the investing public, they may not have significant institutional ownership and may be followed by relatively few security analysts, and there will normally be less publicly available information when compared to larger companies.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the price and liquidity of securities held by the Fund.  As a result, as compared to larger-sized companies, the performance of smaller-sized companies can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

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Common Stock
Common stocks represent a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stock
Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  A preferred stock has a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Open-End and Closed-End Investment Companies
The Fund may invest in the securities of other registered investment companies, subject to the limitations set forth in the Investment Company Act of 1940, as amended, (the “1940 Act”).  Investments in the securities of other investment companies will likely result in the duplication of advisory fees and certain other expenses.  By investing in another investment company, the Fund becomes a shareholder of that investment company.  As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund.  There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

In accordance with Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, the provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price including a sales load that exceeds the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) applicable to a fund of funds (i.e., 8.5%).

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Exchange-Traded Funds
The Fund may also invest in shares of exchange-traded funds (“ETFs”).  ETFs are investment companies which seek to replicate the performance, before fees and expenses, of an underlying index of securities.  An ETF is similar to a traditional mutual fund but trades at different prices during the day on a securities exchange like a stock.  Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company.  In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase and sell these shares on the secondary market at their current market price, which may be more or less than their net asset value (“NAV”).  Investors in the Fund should be aware that ETFs are subject to “tracking risk,” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks.

As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETF only in large blocks (typically, 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF, but will instead purchase and sell shares on the secondary market.

Foreign Securities
The Fund invests in developed or emerging market securities issued by foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and foreign equity securities.  In determining whether a company is foreign, the Adviser will consider various factors including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market is located and the country in which the company is legally organized.  The weight given to each of these factors will vary depending upon the circumstances.  Investments in foreign securities may involve a greater degree of risk than those in domestic securities.

Depositary receipts are not usually denominated in the same currency as the securities into which they may be converted.  Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in European and global securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.  EDRs and GDRs are European and global receipts, respectively, evidencing a similar arrangement.

ADRs in registered form are dollar-denominated securities designed for use in the U.S. securities markets.  ADRs are sponsored and issued by domestic banks and they represent and may be converted into underlying foreign securities deposited with the domestic bank or a correspondent bank.  ADRs do not eliminate the risks inherent in investing in the securities of foreign issuers.  By investing in ADRs rather than directly in the foreign security, however, the Fund may avoid currency risks during the settlement period for either purchases or sales.  There is a large, liquid market in the United States for most ADRs.  GDRs are receipts representing an arrangement with a major foreign bank similar to that for ADRs.  GDRs are not necessarily denominated in the currency of the underlying security.

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Securities of foreign issuers may be subject to greater fluctuations in price than domestic securities.  The price of foreign securities is affected by changes in the currency exchange rates.  Potential political or economic instability of the country of the issuer, especially in emerging or developing countries, could cause rapid and extreme changes in the value of the Fund’s assets to the extent it is invested in securities of foreign issuers.  Foreign countries have different accounting, auditing and financial reporting standards, and foreign issuers may be subject to less governmental regulation and oversight and higher levels of taxation than U.S. issuers.  Also, many countries where the Fund invests are not as politically or economically developed as the United States.  Acts of foreign governments interfering in capital markets, such as capital or currency controls, nationalization of companies or industries, expropriation of assets, or imposition of punitive taxes would have an adverse effect on the Fund.  In addition, additional costs may be incurred in connection with the Fund’s foreign investments.  Foreign brokerage commissions are generally higher than those in the United States.  Expenses may also be incurred on currency conversions when the Fund moves investments from one country to another.  Increased custodial costs, as well as administrative difficulties, may be experienced in connection with maintaining assets in foreign jurisdictions.

While the Fund intends to invest primarily in foreign companies located in developed countries, it may also invest in developing or emerging market securities.  The considerations noted above regarding the risk of investing in foreign securities are generally more significant for investments in emerging or developing countries, such as countries in Eastern Europe, Latin America, South America or Southeast Asia.  These countries may have relatively unstable governments and securities markets in which only a small number of securities trade.  Markets of developing or emerging countries may generally be more volatile than markets of developed countries.  Investment in these markets may involve significantly greater risks, as well as the potential for greater gains.  Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents.  Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede the Fund’s ability to obtain possession of its assets.  As a result, there may be an increased risk or price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations.

Dividends and interest payable on the Fund’s foreign securities may be subject to foreign withholding tax.  The Fund may also be subject to foreign taxes on its trading profits.  Some countries may also impose a transfer or stamp duty on certain securities transactions.  The imposition of these taxes will increase the cost to the Fund of investing in those countries that impose these taxes.  Such taxes are not expected to be offset by credits or deductions available to shareholders in the Fund under U.S. tax law, and thus will likely reduce the net return to the Fund’s shareholders.

To the extent the Fund invest in securities denominated in foreign currencies, the Fund will be subject to the risk that a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency.  Investing in foreign denominated securities may also result in transaction costs incurred in connection with conversions between various currencies.  In addition, only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets and securities transactions undertaken in foreign markets may not be settled promptly, subjecting the Fund to the risk of fluctuating currency exchange rates pending settlement.
Illiquid Securities The Fund will not invest more than 15% of the value of its net assets in illiquid securities.  The Adviser will monitor the amount of illiquid securities in the Fund’s portfolio, under the supervision of the Board, to ensure compliance with the Fund’s investment restrictions.

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Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days.  As described below, in some cases, securities subject to legal or contractual restrictions on resales may not be deemed to be illiquid (see “Restricted Securities” below).  Mutual funds do not typically hold a significant amount of these illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.

Rights and Warrants.  The Fund may invest in rights or warrants. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right or warrant does not necessarily change with the value of the underlying securities and a right or warrant ceases to have value if it is not exercised prior to the expiration date.

Structured Securities  Structured securities employ a trust or other similar structure to modify the maturity, price characteristics or quality of financial assets.  For example, structural features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability.  If the structure does not perform as intended, adverse tax or investment consequences may result.  Neither the Internal Revenue Service (“IRS”) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities.  Future tax or other regulatory determinations could adversely affect the value, liquidity or tax treatment of the income received from these securities or the nature and timing of distributions made by the Fund.  The payment of principal and interest on structured securities may be largely dependent on the cash flows generated by the underlying financial assets.

Variable or Floating Rate Securities  Variable or floating rate securities provide for periodic adjustments of the interest rate paid.  Variable rate securities provide for a specific periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities have put features.

Restricted Securities
The Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” the Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  The Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  The Adviser will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Adviser, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, the Fund’s holdings of illiquid securities will be reviewed to determine what action, if any, is appropriate.  The Fund may determine that it is appropriate to continue to hold such instrument for a period of time to avoid a distressed sale which would be harmful to shareholders.

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Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Borrowing
Currently, the Fund does not contemplate borrowing money for investment purposes.  However, the Fund’s Investment Restriction regarding borrowing will be interpreted to permit the Fund to engage in trading practices and investments that may be considered to be borrowing to the extent permitted by the 1940 Act.

The Fund may borrow money in amounts of up to one-third of its total assets (including the amount borrowed).  In addition, the Fund is authorized to borrow money from time to time for temporary, extraordinary, or emergency purposes or for clearance of transactions.  The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of the Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the NAV per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

The 1940 Act permits a portfolio to borrow money in amounts of up to one-third of a Fund’s total assets from banks for any purpose, and to borrow up to 5% of a Fund’s total assets from banks or other lenders for temporary purposes.  To limit the risks attendant to borrowing, the 1940 Act requires the Fund to maintain, at all times, “asset coverage” of at least 300% of the amount of its borrowings.  Asset coverage means the ratio that the value of a Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.  Borrowing money to increase a Fund’s investment portfolio is known as “leveraging.”  Borrowing, especially when used for leverage, may cause the value of a Fund’s shares to be more volatile than if a Fund did not borrow.  Borrowed money thus creates an opportunity for greater gains, but also greater losses.  To repay borrowings, a Fund may have to sell securities at a time and at a price that is unfavorable to the Fund.  There also are costs associated with borrowing money, and these costs would offset and could eliminate a Fund’s net investment income in any given period.  Reverse repurchase agreements may be considered to be a type of borrowing.  Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy.  Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.  Such trading practices may include futures, options on futures, forward contracts and other derivative investments.

The 1940 Act prohibits the Fund from issuing senior securities except that the Fund may borrow money in amounts of up to one-third of the Fund’s total assets for any purpose.  The Fund also may borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities.  The issuance of senior securities by the Fund can increase the speculative character of the Fund’s outstanding shares through leveraging.  Leveraging of the Fund’s portfolio through the issuance of senior securities magnifies the potential for gain or loss, because even though the Fund’s net assets remain the same, the total risk to investors is increased.  Certain widely used investment practices that involve a commitment by the Fund to deliver money or securities in the future are not considered by the SEC to be senior securities, provided that the Fund segregates cash or liquid securities in an amount necessary to pay the obligation or the fund holds an offsetting commitment from another party.  These investment practices include repurchase and reverse repurchase agreements, swaps, dollar rolls, options, futures and forward contracts.  The Fund’s policy on borrowing will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

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When-Issued Securities and Forward Commitments
The Fund may purchase securities offered on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis.  When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date.  Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated.  During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction.  At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV.

LEAPS
The Fund may purchase certain long-term exchange-traded equity options called Long-Term Equity Anticipation Securities (“LEAPs”).  LEAPs provide a holder the opportunity to participate in the underlying securities’ appreciation in excess of a fixed dollar amount.  The Fund will not purchase these options with respect to more than 25% of the value of its net assets.

LEAPs are long-term call options that allow holders the opportunity to participate in the underlying securities’ appreciation in excess of a specified strike price, without receiving payments equivalent to any cash dividends declared on the underlying securities.  A LEAP holder will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAP will be exercisable at any time the price of the underlying stock is above the strike price. However, if at expiration the price of the underlying stock is at or below the strike price, the LEAP will expire worthless.

Derivatives

The Fund may, but is not required to, use derivatives for risk management purposes or as part of its investment strategies.  Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.  The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

There are three types of derivatives in which the Fund may invest: futures, options and swaps.  Derivatives may be (1) standardized, exchange-traded contracts or (2) customized, privately negotiated contracts.  Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

The Fund’s use of derivatives may involve risks that are different from, or possibly greater than, the risks associated with investing directly in securities or other more traditional instruments.  These risks include the risk that the value of a derivative instrument may not correlate perfectly, or at all, with the value of the assets, reference rates, or indexes that they are designed to track.  Other risks include: the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that the counterparty will not perform its obligations.  In the aggregate, the Fund intends to limit derivative positions to not more than 10% of assets.

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The Fund may use the following types of derivatives.

Participatory Notes
The Fund may invest in participatory notes issued by banks or broker-dealers that are designed to replicate the performance of certain non-U.S. companies traded on a non-U.S. exchange.  Participatory notes are a type of equity-linked derivative which generally are traded over-the-counter.  Even though a participatory note is intended to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain or lose more in absolute terms than they would have made or lost had they invested in the underlying securities directly, the performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses.  Investments in participatory notes involve risks normally associated with a direct investment in the underlying securities.  In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with the Fund.  Participatory notes constitute general unsecured, unsubordinated contractual obligations of the banks or broker-dealers that issue them, and the Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuers of the securities underlying such participatory notes.  There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

Futures Contracts and Options on Futures Contracts
A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date.  Options on futures contracts are options that call for the delivery of futures contracts upon exercise.  The Fund may purchase or sell futures contracts and options thereon to hedge against changes in interest rates, the price of securities (through single stock or index futures or options) or the price of currencies.  The Fund may also purchase or sell futures contracts for single stock index securities, dividends, or foreign currencies or options thereon for non-hedging purposes as a means of making direct investments in securities, dividends, or foreign currencies.

Options
An option is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date.  Investments in options are considered speculative.  The Fund may lose the premium paid for them if the price of the underlying security or other asset decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option).  If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.  The Fund’s investments in options may include the following:

o
Options on Foreign Currencies.  The Fund may invest in options on foreign currencies that are privately negotiated or traded on U.S. or foreign exchanges for hedging purposes to protect against declines in the U.S. Dollar value of foreign currency denominated securities held by the Fund and against increases in the U.S. Dollar cost of securities to be acquired.  The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although if rates move adversely, the Fund may forfeit the entire amount of the premium plus related transaction costs.  The Fund may also invest in options on foreign currencies for non-hedging purposes as a means of making direct investments in foreign currencies.

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o
Options on Securities.  The Fund may purchase or write a put or call option on securities.  The Fund will only exercise an option it purchased if the price of the security was less (in the case of a put option) or more (in the case of a call option) than the exercise price.  If the Fund does not exercise or sell an option, the premium it paid for the option will be lost.  Normally, the Fund will write only “covered” call options, which means writing an option for securities the Fund owns, but may write an uncovered call option for cross-hedging purposes.  The Fund may write uncovered put options where it has adequate cash to pay for the securities which could be put to the Fund by the owner of the option.

o
Options on Securities Indices.  An option on a securities index is similar to an option on a security except that, rather than taking or making delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.  The Fund may invest in options on securities indices in the same way it may invest in options on securities.

Swaps
A swap, which may be a customized and privately negotiated agreement or a standardized and exchange-traded contract, obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon, or calculated by, reference to changes in specified prices or rates for a specified amount of an underlying asset (the “notional” principal amount).  Swaps are entered into on a net basis (i.e., the two payment streams are netted out, with a fund receiving or paying, as the case may be, only the net amount of the two payments).  Examples of such swaps may include, but are not limited to, currency swaps, interest rate swaps, total return swaps, and credit default swaps.  Payments received by the Fund from swap agreements will result in taxable income, either as ordinary income or capital gains.  Except for currency swaps, the notional principal amount is used solely to calculate the payment streams but is not exchanged.  With respect to currency swaps, actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination, of the transaction.  The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become well established and relatively liquid.

Exclusion from Definition of Commodity Pool Operator
Pursuant to amendments by the Commodity Futures Trading Commission to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund.  The Fund and the Adviser are therefore not subject to registration or regulation as a pool operator under the CEA.  Effective December 31, 2012, in order to claim the Rule 4.5 exemption, the Fund is significantly limited in its ability to invest in commodity futures, options and swaps (including securities futures, broad-based stock index futures and financial futures contracts).

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INVESTMENT RESTRICTIONS

The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Fund.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

As a matter of fundamental policy, the Fund may not:

1.
Borrow money or issue senior securities, except through reverse repurchase agreements or otherwise as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority.  Generally, issuing senior securities is prohibited under the 1940 Act; however, certain exceptions apply such as in the case of reverse repurchase agreements, borrowing, and certain other leveraging transactions;

2.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

3.
Invest 25% or more of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry or groups of industries (other than U.S. government securities);

4.
Purchase or sell real estate, unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities that are secured by real estate and securities of companies that invest or deal in real estate);

5.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.  This limitation shall not prevent the Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities; or

6.
Make loans (except purchases of debt securities consistent with the investment policies of the Fund).  For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in the percentage or rating resulting from any cause other than actions by the Fund will not be considered a violation of the Fund’s investment restrictions.  If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

The following is a list of non-fundamental investment restrictions applicable to the Fund.  These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

1.	The Fund may not, with respect to fundamental investment restriction 1 above, purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

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2.	The Fund may not mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings and only with respect to 33 1/3% of its assets.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.  See “Execution of Portfolio Transactions” for more information.

PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Fund, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of the Fund.  The Adviser has also adopted a policy with respect to disclosure of portfolio holdings of the Fund (the “Adviser’s Policy”). Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with the portfolio holdings policies and the Adviser’s Policy (the “Disclosure Policies”).  The Adviser and the Board considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the Disclosure Policies and the actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Adviser, distributor or any other affiliated person of the Fund.  After due consideration, the Adviser and the Board determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the Disclosure Policies, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Fund.  Pursuant to the Disclosure Policies, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the Fund shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to the Disclosure Policies.  The Board reserves the right to amend the Disclosure Policies at any time without prior notice to shareholders in its sole discretion.

Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  The Fund discloses its quarter-end portfolio holdings on its website at www.mckinleycapitalfunds.com within 60 business days after the quarter-end.  The quarter-end portfolio holdings for the Fund will remain posted on the website until the following quarter-end portfolio holdings are posted.  Portfolio holdings information posted on the Fund’s website may be separately provided to any person, commencing on the day after it is first published on the Fund’s website.  In addition, the Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.

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In the event of a conflict between the interests of the Fund and the interests of Adviser or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities, which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed, including a duty not to trade on non-public information:  the fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Adviser and the Fund or the Board, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, including mutual fund ratings or statistical agencies, in accordance with the Disclosure Policies, when the Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

In no event shall the Adviser, its affiliates or employees, the Fund, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the Disclosure Policies will protect the Fund from potential misuse of portfolio holdings information by individuals or entities to which it is disclosed.

From time to time, the Adviser may make additional disclosure of the Fund’s portfolio holdings on the Fund’s website.  Shareholders can access the Fund’s website at www.mckinleycapitalfunds.com for additional information about the Fund, including, without limitation, the periodic disclosure of its portfolio holdings.

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TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series.  The current Trustees and executive officers of the Trust, their birth dates, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years and other directorships are set forth in the table below.

Name, Address and Age	Positions with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Independent Trustees of the Trust
Dorothy A. Berry (born 1943) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term; Since May 1991.	Formerly, President, Talon Industries, Inc. (business consulting); formerly, Executive Vice President and Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	2	Director, PNC Funds, Inc.
Wallace L. Cook (born 1939) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Investment Consultant; formerly, Chief Executive Officer, Rockefeller Trust Co., (prior thereto Senior Vice President), and Managing Director, Rockefeller & Co. (Investment Manager and Financial Advisor); formerly, Senior Vice President, Norton Simon, Inc.	2	The Dana Foundation; The Univ. of Virginia Law School Fdn.
Eric W. Falkeis(3) (born 1973) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since September 2011.	President and Chief Operating Officer, Direxion Funds since 2013; formerly, Senior Vice President and Chief Financial Officer (and other positions), U.S. Bancorp Fund Services, LLC 1997-2013.	2	None.

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Name, Address and Age	Positions with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Carl A. Froebel (born 1938) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).	2	None.
Steven J. Paggioli (born 1950) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Consultant, since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (mutual fund administrator).	2	Independent Trustee, The Managers Funds; Trustee, Managers AMG Funds, Aston Funds; Advisory Board Member, Sustainable Growth Advisers, LP; Independent Director, Chase Investment Counsel.
Interested Officers of the Trust
Elaine E. Richards (born 1968) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	President Secretary	Indefinite Term; Since March 2013. Indefinite Term; Since February 2008.	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC, since July 2007.	Not Applicable.	Not Applicable.
Eric C. VanAndel (born 1967) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since April 2013.	Vice President, U.S Bancorp Fund Services, LLC since April 2005.	Not Applicable.	Not Applicable.

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Name, Address and Age	Positions with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Donna Barrette (born 1966) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Chief Compliance Officer Anti-Money Laundering Officer Vice President	Indefinite Term: Since July 2011. Indefinite Term: Since July 2011. Indefinite Term: Since July 2011.	Senior Vice President and Compliance Officer, U.S. Bancorp Fund Services, LLC since August 2004.	Not Applicable.	Not Applicable.
(1)	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund and the McKinley Diversified Income Fund offered in a separate prospectus.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series, except for the McKinley Diversified Income Fund.

(3)
Prior to March 8, 2013, Mr. Falkeis was an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he was an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

Additional Information Concerning the Board of Trustees

The Role of the Board
The Board oversees the management and operations of the Trust.  Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom are discussed in greater detail in this Statement of Additional Information.  The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations.  In conducting this oversight, the Board receives regular reports from these officers and the service providers.  For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations.  In addition, the Adviser provides regular reports on the investment strategy and performance of the Fund.  The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations.  In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Structure, Leadership
The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively.  It has established four standing committees, a Nominating Committee, an Audit Committee, a Qualified Legal Compliance Committee, and a Valuation Committee, which are discussed in greater detail below under “Trust Committees”.  The Board is comprised entirely of Trustees who are Independent Trustees, which are Trustees that are not affiliated with the Adviser, the principal underwriter, or their affiliates.  The Nominating Committee, Audit Committee and Qualified Legal Compliance Committee are also comprised entirely of all the Independent Trustees. The Valuation Committee is comprised of Trust officers.  The Chairman of the Board is an Independent Trustee.  The Board has determined not to combine the Chairman position and the principal executive officer position and has appointed a Vice President of the Administrator as the President of the Trust.  The Board reviews its structure and the structure of its committees annually.  The Board has determined that the structure of the Independent Chairman, the composition of the Board, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.

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Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed.  The Board also receives reports from the Adviser as to investment risks of the Fund. In addition to these reports, from time to time the Board receives reports from the Administrator and the Adviser as to enterprise risk management.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  In addition to a demonstrated record of business and/or professional accomplishment, each of the Trustees has served on the Board for a number of years. They have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. They have demonstrated a commitment to discharging their oversight duties as trustees in the interests of shareholders.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes.  The information is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, to ask incisive questions, and commitment to shareholder interests.

Ms. Berry’s Trustee Attributes include her substantial mutual fund experience, including her role as Chairman-elect of the Independent Directors Council and a member of the Board of Governors of the Investment Company Institute. She has executive experience as the President of Talon Industries, Inc. (a consulting company) and through her former positions as the Executive Vice President and Chief Operating Officer of Integrated Asset Management (an investment adviser and manager) and as the President of Value Line, Inc. (an investment advisory and financial publishing firm).  Ms. Berry also has board experience with another investment management company.  Ms. Berry has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Ms. Berry’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

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Mr. Cook’s Trustee Attributes include his investment and executive experience through his investment consulting business and former Chief Executive Officer of Rockefeller Trust Company (an investment manager and financial advisor). He has substantial board experience, serving on the board of several foundations.  Mr. Cook has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Cook’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Falkeis’ Trustee Attributes include his substantial mutual fund experience and his experience with financial, accounting, investment and regulatory matters through his former position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products.  In addition, he has experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.  Mr. Falkeis also has substantial managerial, operational, and risk oversight experience through his position as President and Chief Operating Officer of Direxion Funds and of the Direxion Exchange Traded Funds.  The Board believes Mr. Falkeis’ experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Froebel’s Trustee Attributes include his significant systems and operations experience. He was a Director of Scudder, Stevens & Clark (with responsibility for its systems department) and founder and President of Systems Dynamics Corp. (“SDC”) and later Vice President of Bradford Computer & Systems after its acquisition of SDC, (providing record keeping and reporting for investment advisers and mutual funds). He also served as Vice President of Automatic Data Processing (automated services to the brokerage and investment advisory industry) and was the former President and founder of National Investor Data Services, Inc. (a software and computer vendor to the mutual fund industry with fund accounting and transfer agent systems).  Mr. Froebel has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Froebel’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Paggioli’s Trustee Attributes include his substantial mutual fund and investment advisory experience. Mr. Paggioli is an independent consultant on investment company and investment advisory matters. He has held a number of senior positions with mutual fund and investment advisory organizations and related businesses, including Executive Vice President, Director and Principal of the Wadsworth Group (fund administration, distribution transfer agency and accounting services). He serves on the boards of several investment management companies and advisory firms. He has served on various industry association and self-regulatory committees and formerly worked on the staff of the Securities and Exchange Commission.  Mr. Paggioli has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Paggioli’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Trust Committees

The Trust has four standing committees: the Nominating Committee, the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), and the Valuation Committee.

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The Nominating Committee, comprised entirely of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary.  The Nominating Committee will consider nominees nominated by shareholders.  Recommendations by shareholders for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust not later than 120 days and no more than 150 days prior to the shareholder meeting at which any such nominee would be voted on.

The Audit Committee is comprised entirely of all of the Independent Trustees.  The Audit Committee generally meets on a quarterly basis with respect to the various series of the Trust and may meet more frequently.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of the Trust’s Treasurer and Assistant Treasurers and is overseen by the Trustees.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.

Trustee Ownership of Fund Shares and Other Interests

The following table shows the amount of shares in the Fund and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2013.

Name	Dollar Range of Fund Shares	Aggregate Dollar Range of Fund Shares in the Trust
Independent Trustees
Dorothy A. Berry	None	$10,001-$50,000
Wallace L. Cook	None	Over $100,000
Eric W. Falkeis	None	None
Carl A. Froebel	None	None
Steven J. Paggioli	None	$50,001-$100,000

Prior to March 8, 2013, Mr. Falkeis was an “interested” Trustee of the Trust.  Furthermore, neither the then Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Fund’s principal underwriter, or any of their affiliates.  Accordingly, as of that date, neither the then Independent Trustees nor members of their immediate family, have had a direct or indirect interest during the two most recently completed calendar years, the value of which exceeds $120,000, in the Adviser, the Fund’s principal underwriter or any of its affiliates.

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Compensation

The Independent Trustees each receive an annual retainer of $85,000 allocated among each of the various portfolios comprising the Trust. The Chairman of the Board receives an additional annual retainer of $15,000 also allocated among each of the various portfolios comprising the Trust.  All Trustees will receive additional fees from applicable portfolios for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required.  All Trustees will also be reimbursed for expenses in connection with each Board meeting attended.  These reimbursements will be allocated among applicable portfolios of the Trust.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.  Set forth below is the estimated rate of compensation received by the following Independent Trustees for the fiscal period ending November 30, 2014.

Name of Person/Position	Estimated Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Estimated Compensation from Fund and Fund Complex(1) Paid to Trustees
Dorothy A. Berry, Independent Trustee	$1,475	None	None	$2,987
Wallace L. Cook, Independent Trustee	$1,122	None	None	$2,236
Eric W. Falkeis, Independent Trustee(2)	$1,122	None	None	$2,236
Carl A. Froebel, Independent Trustee	$1,122	None	None	$2,236
Steve J. Paggioli, Independent Trustee	$1,122	None	None	$2,236
(1)
There are currently numerous unaffiliated portfolios comprising the Trust. The term “Fund Complex” applies only to the Fund and the McKinley Diversified Income Fund offered in a separate prospectus.  For the fiscal period ending November 30, 2014, aggregate Trustees’ fees of $431,500 are estimated to be incurred by the Trust.

(2)	Prior to March 8, 2013, Mr. Falkeis was an “interested” Trustee of the Trust and received no compensation.

Codes of Ethics

The Trust, the Adviser and the principal underwriter have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Adviser and Distributor to invest in securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (“Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight.  The Proxy Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Proxy Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

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The Adviser has adopted Proxy Voting Policies that underscore the Adviser’s concern that all proxies voting decisions be made in the best interest of the Fund’s shareholders.  A copy of the Adviser’s Proxy Voting Policies is attached as Appendix A.

The Trust is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year.  Form N-PX for the Fund will be available without charge, upon request, by calling toll-free (888) 458-1963 and on the SEC’s website at www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of the Fund.  A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.  Because the Fund is new, as of the date of this SAI, there were no principal shareholders nor control persons of the Fund, and the Trustees and Officers of the Trust as a group did not own any of the outstanding shares of the Fund.  Furthermore, neither the Trustees, nor members of their immediate family, own securities beneficially or of record in the Adviser, the Fund’s principal underwriter, or any of their affiliates.  Accordingly, neither the Trustees, nor members of their immediate family, have an direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Fund’s principal underwriter or any of their affiliates.

THE FUND’S INVESTMENT ADVISER

As stated in the Prospectus, investment advisory services are provided to the Fund by McKinley Capital Management, LLC (the “Adviser”), located at 3301 C Street, Suite 500, Anchorage, AK 99503 pursuant to an Investment Advisory Agreement (the “Advisory Agreement”).  Robert B. Gillam, a portfolio manager of the Fund, owns a majority of the voting securities of McKinley Capital Management, Inc., the sole owner of the Adviser and is therefore a control person of the Adviser.

After its initial two-year term, the Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement.  The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on not more than 60 days’, nor less than 30 days’, written notice to the Adviser when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Trustees, or by the Adviser on not more than 60 days’, nor less than 30 days’, written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Advisory Agreement provides that the Adviser shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund an investment advisory fee computed daily and paid monthly, based on a rate equal to 0.85% of the Fund’s average daily net assets as specified in the Fund’s Prospectus.  However, the Adviser may voluntarily agree to reduce a portion of the fees payable to it on a month-to-month basis.

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The Advisory Agreement continues in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Fund), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon 60 days’ prior written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.

The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expense, interest, tax, and extraordinary expenses) in order to the limit net expenses for shares of the Fund to 1.45%, 1.20% and 0.85% for the Investor Shares, Institutional Shares and Y Shares, respectively (the “Expense Caps”).  The current Expense Caps are in place through at least _________, 2016.  The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Caps.

PORTFOLIO MANAGERS

Messrs. Robert B. Gillam, Robert A. Gillam, Sheldon J. Lien, Gregory S. Samorajski, and Brandon S. Rinner (collectively the “Portfolio Managers”), among others, serve as the Portfolio Managers for the Fund, all of whom are jointly and primarily responsible for the day-to-day management of the Fund.  The following table provides information regarding other accounts managed by each of the Portfolio Managers as of November 30, 2013:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	7	722,048,707	1	6,693,255
Other Pooled Investment Vehicles	6	429,248,616	0	0
Other Accounts	358	6,924,981,925	3	1,541,806,707

Portfolio Managers’ Compensation
The Adviser’s investment professionals receive a base salary commensurate with their level of experience.  The Adviser’s goal is to maintain base salaries and discretionary bonus compensation competitive with the broad investment industry (including alternative investment firms).  Discretionary bonus compensation, which is a multiple of base salary, is based on an employee’s long-term performance.  Each individual’s contribution to fundamental research, valuation work and portfolio management is considered, both within and beyond the portfolio.  Collaboration is expected and rewarded.  Importantly, the entire investment team, as well as other employees of the firm, are also shareholders of the Adviser.  This compensation and ownership structure provides incentive to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.

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Portfolio Managers’ Ownership Interest in the Fund
Because the Fund has not yet commenced operations, the Portfolio Managers do not own any shares of the Fund as of the date of this SAI.

Managing Conflicts of Interest
Actual or apparent material conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account or in other circumstances.  Portfolio managers of the Fund may be presented with potential conflicts of interest in the allocation of investment opportunities, the allocation of their time and investment ideas and the allocation of aggregated orders among the Fund’s accounts and other accounts managed by the portfolio managers, including among any affiliated client accounts, any accounts in which the portfolio managers may have personal investments.

It is anticipated that in addition to acting as the Adviser to the Fund, the Adviser will serve as the investment adviser for individual, corporate and retirement accounts for U.S. and non-U.S. clients.  The Adviser has adopted policies and procedures governing all of its personnel that are reasonably designed to ensure that all clients are treated equitably and that the Fund is not disadvantaged by other activities of the Adviser.  The Adviser has also adopted a Code of Ethics governing its principals and employees that are designed to detect and equitably manage conflicts of interest when personnel of the Adviser own, buy, or sell securities that may be owned by, or bought or sold for, other clients of the Adviser, including the Fund.

SERVICE PROVIDERS

Administrator, Transfer Agent and Fund Accountant

Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, (“USBFS”) 615 East Michigan Street, Milwaukee, Wisconsin 53202 acts as the Administrator to the Fund.  USBFS provides certain services to the Fund including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of the Fund’s shares.

Pursuant to the Administration Agreement, as compensation for its services, USBFS receives from the Fund, a fee based on the Fund’s current average daily net assets.  USBFS also is entitled to certain out-of-pocket expenses.  USBFS also acts as fund accountant, transfer agent (the “Transfer Agent”) and dividend disbursing agent under separate agreements.  Additionally, USBFS provides CCO services to the Trust under a separate agreement.  The cost for CCO services is allocated to the Fund by the Board.

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Custodian

U.S. Bank National Association, is the custodian of the assets of the Fund (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses.  The Custodian’s address is 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  USBFS, the Custodian, and the Fund’s principal underwriter are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

Independent Registered Public Accounting Firm and Legal Counsel

________________, is the independent registered public accounting firm for the Fund.

Paul Hastings LLP, 75 East 55th Street, New York, New York, 10022, serves as legal counsel to the Trust.

EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions.  Purchases and sales of securities in the OTC market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities that the Fund will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will use its reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available.  The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Adviser, to the extent the Adviser  may lawfully and appropriately use such research and information in its investment advisory capacity, as well as provide other services in addition to execution services.  The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under the Advisory Agreement, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers that sell shares of the Fund subject to rules adopted by the Financial Industry Regulatory Association and the SEC.

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While it is the Fund’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services (as defined by Section 28(e) under the Exchange Act) to the Fund or to the Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Fund.  The Adviser will not receive hard dollar credits or, if the Adviser does, the amount of such credits will be immaterial.

Investment decisions for the Fund are made separately from those of other client accounts or mutual funds (“Other Accounts”) managed or advised by the Adviser.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such other accounts.  In such event, the position of the Fund and such other accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of such other accounts seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such other accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such other accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.  In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers for selling shares of the Fund. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers.

CAPITAL STOCK

Shares issued by the Fund have no preemptive, conversion, or subscription rights.  Shares issued and sold by the Fund are deemed to be validly issued, fully paid and non-assessable by the Trust.  Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution.  The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees).  Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees.  While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

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DETERMINATION OF SHARE PRICE

As noted in the Prospectus, the NAV of shares of the Fund will be determined once daily as of the close of public trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time) on each day that the NYSE is open for trading.  It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.  The Fund does not expect to determine the NAV of shares on any day when the Exchange is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share.

To the extent the Fund’s portfolio investments trade in markets on days when the Fund is not open for business, the Fund’s assets may vary on those days.  In addition, trading in certain portfolio investments may not occur on days the Fund is open for business.  If the exchange or market on which the Fund’s underlying investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time.  For example, the primary trading markets for the Fund may close early on the day before certain holidays and the day after Thanksgiving.

In valuing the Fund’s assets for calculating NAV, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined.  If there has been no sale on such exchange on such day, the security is valued at the mean between the bid and asked prices on such day.  Securities primarily traded in the Nasdaq National Market System (“NASDAQ”) for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Readily marketable securities traded only in the OTC market and not on NASDAQ are valued at the most recent trade price.  All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

The Fund values securities for which market quotations are readily available at current market value other than certain short-term securities, which are valued at amortized cost.  Exchange-traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the NYSE (normally 4:00 p.m. Eastern time) on each Fund business day.  In the absence of sales, such securities are valued at the mean of the last bid and ask price.  Non-exchange-traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price.  Fixed income securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.  Investments in other open-end regulated investment companies are valued at their NAV.  If the Fund invests in securities that trade on foreign securities markets on days other than the Fund business day, the value of the Fund’s portfolio may change on days that shareholders will not be able to purchase or redeem Fund Shares.

Trading in foreign securities markets is normally completed well before the close of the NYSE.  In addition, foreign securities trading may not take place on all days on which the NYSE is open for trading, and may occur in certain foreign markets on days on which the Fund’s NAV is not calculated.  Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the calculation of NAV unless the Board deems that the particular event would affect NAV, in which case an adjustment will be made in such manner as the Board in good faith deems appropriate to determine fair market value.  Assets or liabilities expressed in foreign currencies are translated, in determining NAV, into U.S. dollars based on the spot exchange rates, or at such other rates as the Adviser, pursuant to fair value procedures adopted by the Board, may determine to be appropriate.

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ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of the Fund’s shares.

How to Buy Shares

In addition to purchasing shares directly from the Fund, you may purchase shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally, 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it participates in these arrangements.

The public offering price of the Fund’s shares is the NAV.  Shares are purchased at the public offering price next determined after the transfer agent receives your order in proper form, as discussed in the Fund’s Prospectus.  In order to receive that day’s public offering price, the transfer agent must receive your order in proper form before the close of regular trading on the NYSE, generally, 4:00 p.m., Eastern time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares and (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the distributor such rejection is in the best interest of the Fund.  The Trust has granted limited authority to the Adviser to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

In addition to cash purchases, the Fund’s shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy the Fund’s shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Adviser and the Board.

Automatic Investment Plan

As discussed in the Prospectus, the Fund provides an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of the Fund on a regular basis.  All record keeping and custodial costs of the AIP are paid by the Fund.  The market value of the Fund’s shares is subject to fluctuation.  Prior to participating in the AIP the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

How to Sell Shares and Delivery of Redemption Proceeds

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your Financial Intermediary.

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Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Fund’s transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions

Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone.  Upon receipt of any instructions or inquiries by telephone from the shareholder the Fund or its authorized agents may carry out the instructions and/or to respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

The transfer agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If the transfer agent fails to employ reasonable procedures, the Fund and the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact the transfer agent.

Redemptions In-Kind

The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets).  The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

The Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although the Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event the Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. If the Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. The Fund does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

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DISTRIBUTIONS AND TAX INFORMATION

Distributions.
Dividends of net investment income and distributions of net capital gains from the sale of securities are generally made quarterly, as described in the Prospectus.  Also, the Fund typically distributes any undistributed net investment income on or about December 31 of each year.  Any net capital gains realized through the period ended October 31 of each year will also typically be distributed by December 31 of each year.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution.  In January of each year, the Fund will issue to each shareholder a statement of the federal income tax status of all distributions that relate to the previous year.

Tax Information.
Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Fund intends to elect to qualify and to continue to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions.  If a Fund fails to qualify as a RIC for any taxable year, it will be taxed as a regular corporation.  The Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements applicable to regulated investment companies under the Code, so that the Fund will not  be subject to any federal income or excise taxes.  However, the Fund can give no assurances that its distributions will be sufficient to eliminate all taxes.  In order to avoid nondeductible excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (1) at least 98% of its ordinary income for such year, (2) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (3) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.  If the Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a corporation.

The Fund’s ordinary income generally consists of interest and dividend income, less expenses.  The Fund may make taxable distributions even during periods in which the share price has declined.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry-forward of the Fund.

In order to qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership.  The Fund must also satisfy the following two asset diversification tests.  At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.  The Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.

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Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  For non-corporate shareholders, a portion of the distributions paid by the Fund may be qualified dividends currently eligible for federal income taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met.  The aggregate amount so reported to either non-corporate or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year.  In view of the Fund’s investment policy, it is uncertain how much income will be derived from dividends from qualifying sources and, therefore, whether part of the distributions by the Fund may be eligible for treatment as qualified dividend income by non-corporate shareholders, or for the dividends-received deduction for corporate shareholders under federal tax law.  The portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  The tax benefit may be reduced or eliminated if the Fund shares held by an non-corporate investor are held for less than 61 days, or Fund shares held by a corporate shareholder are treated as debt-financed or are held for less than 46 days.

Federal taxes on the Fund’s distribution of long-term capital gains are determined by how long the Fund owned the investments that generated the gains, not how long a shareholder has owned the Fund shares, and there is no requirement that the Fund take into consideration any tax implications when implementing its investment strategy.  Shareholders should note that the Fund may make taxable distributions of income and capital gains even when share values have declined.  The Fund is not required to consider tax consequences in making or disposing of investments.

The Fund may be subject to foreign taxes and withholding on dividends and interest earned with respect to securities of foreign corporations.  Based on the principal investment strategies of the Fund, it is not certain whether the Fund will be eligible to pass through to shareholders any credits or deductions with respect to such foreign taxes.

Under the Code, the Fund will be required to report to the Internal Revenue Service (“IRS”) all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at a current rate of 28% in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law or if the IRS notifies the Fund that such backup withholding is required.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided.  The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

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Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, trusts and estates.  Each shareholder who is not a U.S. person should consider the United States and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

The Foreign Account Tax Compliance Act (“FATCA”).  A 30% withholding tax on the Fund’s distributions, including capital gains distributions, and on gross proceeds from the sale or other disposition of shares of the Fund generally applies if paid to a foreign entity unless:  (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA.  Withholding under FATCA is required:  (i) with respect to certain distributions from the Fund beginning on July 1, 2014; and (ii) with respect to certain capital gains distributions and gross proceeds from a sale or disposition of Fund shares that occur on or after January 1, 2017.  If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction.  The Fund will not pay any additional amounts in respect to amounts withheld under FATCA.  You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change.  Any such changes could affect the validity of this discussion.  The IRS could assert a position contrary to those stated here.  The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change.  In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein.  Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

The advice herein was prepared for the Fund.  Any person reviewing this discussion should seek advice based on such person’s particular circumstances from an independent tax advisor.

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THE FUND’S PRINCIPAL UNDERWRITER AND DISTRIBUTOR

Quasar Distributors, LLC (“Quasar”), serves as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Pursuant to a distribution agreement between the Fund and Quasar (the “Distribution Agreement”), Quasar acts as the Fund’s principal underwriter and distributor and provides certain administrative services and promotes and arranges for the sale of the Fund’s shares.  Quasar is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement between the Fund and Quasar will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on a 60-day written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by the Quasar on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Distribution Plan

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act on behalf of the Investor Shares under which the Investor Shares pays the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of the average daily net assets of the Investor Shares.  Amounts paid under the Plan, by the Investor Shares, are paid to the Distributor to reimburse it for costs of the services it provides and the expenses it bears in the distribution of the Investor Share’s shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Investor Share’s shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.  Such fee is paid to the Distributor each year only to the extent of such costs and expenses of the Distributor under the Plan actually incurred in that year.  In addition, payments to the Distributor under the Plan reimburse the Distributor for payments it makes to selected dealers and administrators which have entered into Service Agreements with the Distributor of periodic fees for services provided to shareholders of the Investor Shares.  The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  The services provided by the administrators pursuant to the Plan are designed to provide support services to the Fund and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Fund and providing other services to the Fund as may be required.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made.  The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons.  Continuation of the Plan is considered by such Trustees no less frequently than annually.  With the exception of the Distributor and the Adviser, in their capacities as the Fund’s principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of the Fund’s assets to finance distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

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Shareholder Servicing Plan

Pursuant to a Shareholder Service Plan (the “Plan”) adopted by the Trust established by the Fund with respect to the Investor and Institutional classes of the Fund, the Adviser is authorized to provide, or arrange for others to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund (“Shareholder Servicing Activities”).  Under the Plan, the Adviser may enter into shareholder service agreements with securities broker-dealers and other securities professionals (“Service Organizations”) who provide Shareholder Servicing Activities for their clients invested in the Fund.

Shareholder Servicing Activities shall include one or more of the following:  (1) establishing and maintaining accounts and records relating for shareholders of the Fund; (2) aggregating and processing orders involving the shares of the Fund; (3) processing dividend and other distribution payments from the Fund on behalf of shareholders; (4) providing information to shareholders as to their ownership of Fund shares or about other aspects of the operations of the Fund; (5) preparing tax reports or forms on behalf of shareholders; (6) forwarding communications from the Fund to shareholders; (7) assisting shareholders in changing the Fund’s records as to their addresses, dividend options, account registrations or other data; (8) providing sub-accounting with respect to shares beneficially owned by shareholders, or the information to the Fund necessary for sub-accounting; (9) responding to shareholder inquiries relating to the services performed; (10) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; and (11) providing such other similar services as the Adviser may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules or regulations.

As compensation for the Shareholder Servicing Activities, each class pays the Adviser a fee of up to 0.15% of the class’s average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Any material amendment to the Plan must be approved by the Board, including a majority of the Independent Trustees, or by a vote of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the applicable class or classes.  The Plan may be terminated, with respect to a class or classes of the Fund, without penalty at any time: (1) by vote of a majority of the Board, including a majority of the Independent Trustees; or (2) by a vote of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the applicable class or classes.

Other Expenses

Each class has other class-specific expenses not outlined above such as transfer agency and other administrative expenses.

MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain Financial Intermediaries who sell shares of the Fund.  These payments may be divided into categories as follows:

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Support Payments.
Payments may be made by the Adviser to certain Financial Intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and Financial Intermediaries and their sales representatives.  Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist Financial Intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events.
The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (1) occasional gifts; (2)  occasional meals, tickets or other entertainments; and/or (3) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund shares.

FINANCIAL STATEMENTS

Because the Fund has recently commenced operations, there are no financial statements available at this time.  Shareholders of the Fund will be informed of the Fund’s progress through periodic reports when those reports become available.  Financial statements certified by the Fund’s independent public accounting firm will be submitted to shareholders at least annually.

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APPENDIX A

McKinley Capital Management, LLC
Proxy Voting Policies and Procedures

McKinley Capital Management, LLC (“McKinley Capital”) must comply with regulatory and client directed proxy voting policies as described below.

Regulatory Requirement
A registered investment adviser with voting authority over proxies for clients’ securities must adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients; discloses information to clients about those policies and procedures; and describes to clients how they may obtain information about how the adviser has voted the clients’ proxies (these requirements are in Rule 206(4)‐6 under the SEC Investment Advisers Act of 1940 (Advisers Act)).

An adviser who votes proxies on behalf of clients must also retain certain records, including proxy voting policies and procedures; the proxy statements received regarding client’s securities (the Rule provides some alternative arrangements); records of the votes cast on behalf of clients; records of client requests for proxy voting information; and any documents that were material to making a decision as to how to vote or that memorialized the basis for a decision (these requirements are described in the Advisers Act Rule 204‐2(c)(2)).

Procedures and Practices
McKinley Capital’s Chief Compliance Officer (“CCO”) has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

McKinley Capital, as part of its management responsibilities, is responsible for exercising all voting rights with respect to the Fund’s portfolio securities in accordance with the proxy voting policies and procedures.  To assist in its voting process, McKinley Capital currently engages Institutional Shareholder Services Inc. (“ISS”), a subsidiary of MSCI, Inc. ISS is a service provider that specializes in providing a variety of fiduciary level proxy related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. ISS also provides McKinley Capital with reports that reflect proxy voting activities for McKinley Capital's client portfolios which provide information for appropriate monitoring of such delegated responsibilities.

ISS is generally responsible for:

•	providing McKinley Capital with analytical and independent research and advice on all proxy proposals;
•	notifying McKinley Capital of proxy proposals in advance of the meeting cut‐off date;
•	voting all proxies on behalf of McKinley Capital and individual clients (as applicable and provided for via contract)
•	maintaining appropriate books and records;
•	providing McKinley Capital with quarterly/annual reports; and,
•	providing McKinley Capital with additional support as from time to time agreed upon.

McKinley Capital has delegated to ISS the authority to vote McKinley Capital’s clients’ proxies consistent with the established guidelines. ISS further has the authority to determine whether any extenuating specific company circumstances exist that would mandate a special consideration of the application of these voting parameters. If ISS makes such a determination, the matter will be forwarded to the CCO for review. Likewise, ISS will present to McKinley Capital any specific matters not addressed within the following parameters for consideration.

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At least annually, or more often as needed, the Portfolio Management Team and CCO will review the ISS voting guidelines and suggestions for individual proposals. McKinley Capital will then, based on internal and external research and careful consideration of all applicable factors provide ISS with its general voting decisions.

Certain proxy voting issues may fall outside of McKinley Capital’s pre‐established voting guidelines. ISS refers such issues to McKinley Capital for voting on a case‐by‐case basis. Absent material conflicts, the CCO will determine how McKinley Capital should vote the proxy in accordance with applicable voting guidelines. The Portfolio Management Team will be consulted as needed. All proposals marked as referral or case‐by‐case situations, will be individually reviewed and voted by McKinley Capital in a timely and appropriate manner after notification is received from ISS. In addition, foreign proxy voting notification and distribution policies and procedures may significantly differ from those that are standard for companies registered in the United States. Meeting notification and voting capability time lines may be extremely truncated and may be further exacerbated by time zones. Therefore, occasions may arise where ISS and/or McKinley Capital may not receive the proxy information with sufficient time to vote the proxies.

In addition, there are certain countries with complex legal documentation or share blocking requirements that may make it difficult, costly and/or prohibit McKinley Capital from voting a company’s proxy. McKinley Capital will, at all times, seek to vote every proxy for every applicable security and account, however there can be no guarantees that this will occur.

All unvoted proxies will be so noted in the quarterly and annual compliance reports. In order to minimize such situations, McKinley Capital will no less than annually, discuss these specific issues and alternative solutions with the proxy voting agent during periodic due diligence and annual contract renewal meetings. Records of these discussions and available options will be documented in the Proxy Books and Records files.

McKinley Capital will provide information in its Form ADV Part II, Schedule F Supplemental Information section summarizing this Proxy Voting Policy and Procedures.
In addition to voting proxies for clients, McKinley Capital:

1)	votes proxies according to its proxy voting policies and maintains records of votes for each client through ISS;

2)
retains records of proxy voting for inspection by each client or governing regulatory agencies ‐ to both determine whether the votes were consistent with policy and to determine whether all proxies were voted;

3)	monitors such voting for any potential conflicts of interest and maintains systems to deal with these issues appropriately; and

4)	maintains this written proxy voting policy, which may be updated and supplemented from time to time;

Although no proxy vote is considered "routine," outlined below are general voting parameters on various types of issues when there are no extenuating circumstances, i.e., company specific reason for voting differently.

•	When voting on ballot items that are fairly common management sponsored initiatives, certain items are generally, although not always, voted affirmatively.
•	When voting items that have a potential substantive financial or best interest impact, certain items are generally not voted in support of the proposed management sponsored initiative.
•
Traditionally shareholder proposals have been used mainly for putting social initiatives and issues in front of management and other shareholders. Under ERISA, it is inappropriate to use (vote) plan assets to carry out such social agendas or purposes. Thus, shareholder proposals are examined closely for their relationship to the best interest of shareholders, i.e., beneficiaries, and economic impact.

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Conflicts of Interest
McKinley Capital will monitor its proxy voting process for material conflicts of interest. By maintaining the above‐described proxy voting process, most votes are made based on overall voting parameters rather than their application to any particular company thereby eliminating the effect of any potential conflict of interest.

Furthermore, McKinley Capital monitors its business, financial and personal relationships to determine whether any conflicts of interest exist, and will at least annually assess the impact of any conflicts of interest.

McKinley Capital may have a conflict of interest related to voting certain securities of publicly held companies to which the firm provides investment advisory services. Such instances may include but are not limited to publicly traded companies:

•	on which McKinley Capital’s Board Chair, CEO or CIO also serve;
•	which are clients of McKinley Capital; and/or
•	with whom McKinley Capital and/or its Board and/or executive officers may have a personal or significant relationship and/or affiliation.

McKinley Capital will generally vote those proxies in the same manner, using the same processes and pre-established guidelines in place for all client accounts. Any case‐by‐case proposals will be individually reviewed by the CCO or designee for further consideration. In the event of a vote involving a conflict of interest that does not meet the specific outlined parameters above or requires additional company-specific decision‐making, McKinley Capital will vote according to the voting recommendation of ISS. In the rare occurrence that ISS does not provide a recommendation, McKinley Capital may rely on other external research services.

Recordkeeping
The CCO shall retain the following proxy records in accordance with the SEC’s five‐year retention requirement:
1)	Policies and procedures and any amendments;
2)	Each proxy statement that McKinley Capital receives;
3)	A record of each vote that McKinley Capital casts;
4)	Any document McKinley Capital created that was material to making a decision on how to vote proxies, or that memorializes that decision including periodic reports to the CCO if applicable.
5)	A copy of each written request from a client for information on how McKinley Capital voted such client’s proxies, and a copy of any written response.

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PROFESSIONALLY MANAGED PORTFOLIOS (the “Trust”)
PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)
Amended and Restated Agreement and Declaration of Trust is herein incorporated by reference from Post-Effective Amendment No. 211 to Professionally Managed Portfolios’ (the “Trust”) Registration Statement on Form N-1A, filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(b)		Amended and Restated By-Laws are herein incorporated by reference from Post-Effective Amendment No. 148 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 18, 2003.
(c)		Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.
(d)	(i)
Investment Advisory Agreement dated September 2, 2008, between the Trust on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(ii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006, between the Trust, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and FundX Investment Group f/k/a DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)
Investment Advisory Agreement dated January 31, 2007 between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund and FundX Investment Group f/k/a DAL Investment Company, LLC, is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(iv)
Investment Advisory Agreement dated February 20, 2008 between the Trust, on behalf of the FundX Tactical Upgrader Fund and FundX Investment Group f/k/a DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(v)
Investment Advisory Agreement dated May 29, 2009 between the Trust, on behalf of the FundX Tactical Total Return Fund and FundX Investment Group f/k/a DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(vi)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Hodges Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vii)
Investment Advisory Agreement dated December 7, 2007 between the Trust, on behalf of the Hodges Small Cap Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(viii)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Blue Chip 25 Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(i x)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Equity Income Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(x)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Pure Contrarian Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(x)(A)
Amendment to Schedule A to the Investment Advisory Agreement dated November 11, 2013 between the Trust, on behalf of the Hodges Small Intrinsic Value Fund, the Small-Mid Cap Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(xi)
Amended and Restated Investment Advisory Agreement dated July 27, 2008 between the Trust, on behalf of The Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(xii)
Amended and Restated Investment Advisory Agreement dated July 27, 2008 between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(xiii)
Investment Advisory Agreement dated August 31, 2010 between the Trust, on behalf of The Osterweis Strategic Investment Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(xiv)
Investment Advisory Agreement dated July 31, 2012 between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(xv)
Amended and Restated Investment Advisory Agreement dated March 1, 2007 between the Trust, on behalf of Portfolio 21, and Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2007.

(xvi)
Amended and Restated Investment Advisory Agreement between the Trust, on behalf of the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xvii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xviii)
Investment Advisory Agreement dated March 31, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xviii)(A)
Amendment to Schedule A of the Investment Advisory Agreement dated August 14, 2012, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(xix)
Investment Advisory Agreement dated May 1, 2009 between the Trust, on behalf of the Jordan Opportunity Fund, and Windowpane Advisors, L.L.C. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xix)(A)
Investment Sub-Advisory Agreement dated May 1, 2009, between Hellman, Jordan Management Co., Inc. and Windowpane Advisors, L.L.C. on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xx)
Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xx)(A)
Amended Schedule A dated March 28, 2013, to Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 500 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 28, 2013.

(xx)(B)
Amended Schedule A dated August 13, 2013, to Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, DSM Global Growth & Income Fund, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(xxi)
Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xxii)
Investment Advisory Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common International Fund and Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xxiii)
Investment Advisory Agreement dated April 6, 2011, between the Trust, on behalf of the GoodHaven Fund and GoodHaven Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xxiv)
Investment Advisory Agreement dated June 29, 2011, between the Trust, on behalf of the Contravisory Strategic Equity Fund and Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xxiv)(A)
Amended Schedule A dated April 30, 2013, to Investment Advisory Agreement dated June 29, 2011, between the Trust, on behalf of the Contravisory Strategic Equity Fund, and Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 506 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 25, 2013.

(xxv)
Form of Investment Advisory Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xxvi)
Interim Investment Advisory Agreement dated January 18, 2013, between the Trust, on behalf of the Becker Value Equity Fund and Becker Capital Management, Inc. is herein incorporated by reference from Post Effective Amendment No. 494 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2013.

(xxvii)
Investment Advisory Agreement between the Trust, on behalf of the Villere Equity Fund and St. Denis J. Villere & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xxviii)
Investment Advisory Agreement dated March 27, 2013, between the Trust, on behalf of the McKinley Diversified Income Fund and McKinley Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(xxix)
Investment Advisory Agreement dated December 30, 2013, between the Trust, on behalf of the Otter Creek Long/Short Opportunity Fund and Otter Creek Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xxx)
Investment Advisory Agreement dated December 31, 2013, between the Trust, on behalf of the Balter Long/Short Equity Fund and Balter Liquid Alternatives, LLC is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxx)(A)
Investment Sub-Advisory Agreement dated December 31, 2013, between Balter Liquid Alternatives, LLC and Apis Capital Advisors, LLC on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxx)(B)
Investment Sub-Advisory Agreement dated December 31, 2013, between Balter Liquid Alternatives, LLC and Midwood Capital Management, LLC on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxxi)
Investment Advisory Agreement dated December 31, 2013, between the Trust, on behalf of the BP Capital TwinLine Energy Fund, the BP Capital TwinLine MLP Fund and BP Capital Fund Advisors, LLC is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(e)	(i)
Distribution Agreement dated May 19, 2008, between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(ii)
Distribution Agreement dated July 5, 2006, between the Trust, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(A)
Amendment to Exhibit A of the Distribution Agreement dated January 11, 2007, between the Trust, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(ii)(B)
Amendment to Exhibit A of the Distribution Agreement dated February 5, 2008, between the Trust on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(iii)
Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the FundX Tactical Total Return Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(iv)
Distribution Agreement dated June 1, 2006, between the Hodges Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 259 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2006.

(iv)(A)
Amendment to Exhibit A of the Distribution Agreement dated November 28, 2007, between the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iv)(B)
Second Amendment dated June 15, 2009, to the Distribution Agreement dated June 1, 2006, as amended November 28, 2007, between the Trust on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iv)(C)
Third Amendment dated November 11, 2013, to the Distribution Agreement dated June 1, 2006, as amended November 28, 2007, between the Trust on behalf of its series, the Hodges Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(v)
Distribution Agreement dated July 10, 2006, between the Trust, on behalf of The Osterweis Fund and The Osterweis Strategic Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)(A)
First Amendment dated July 19, 2010, to the Distribution Agreement dated July 10, 2006 between the Trust, on behalf of The Osterweis Strategic Investment Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(v)(B)
Second Amendment dated May 1, 2012, to the Distribution Agreement dated July 10, 2006 between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(vi)
Distribution Agreement dated July 7, 2006, between the Trust, on behalf of the Portfolio 21, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vii)
Distribution Agreement dated June 26, 2006, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vii)(A)
Amendment to the Distribution Agreement between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(viii)
Distribution Agreement dated June 26, 2006, between the Trust, on behalf of the Villere Balanced Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(viii)(A)
First Amendment to the Distribution Agreement between the Trust, on behalf of the Villere Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(viii)(B)
Second Amendment to the Distribution Agreement dated July 1, 2013, between the Trust, on behalf of the Villere Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 13, 2013.

(ix)
Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(ix)(A)
Amendment to the Distribution Agreement between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(x)
Form of Distribution Agreement between the Trust, on behalf of the Jordan Opportunity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(xi)
Distribution Agreement dated June 15, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xi)(A)
First Amendment dated March 5, 2012, to the Distribution Agreement dated June 15, 2009, between the Trust and Quasar Distributors, LLC, on behalf of the DSM Global Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 444 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 5, 2012.

(xi)(B)
Second Amendment dated March 1, 2013, to the Distribution Agreement dated June 15, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, and DSM Small-Mid Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 500 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 28, 2013.

(xi)(C)
Third Amendment dated August 13, 2013, to the Distribution Agreement dated June 15, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(xii)
Distribution Agreement dated August 3, 2009, between the Trust, on behalf of the Akre Focus Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xiii)
Distribution Agreement dated November 9, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xiv)
Distribution Agreement dated February 16, 2011, between the Trust, on behalf of the GoodHaven Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xv)
Distribution Agreement dated May 19, 2011, between the Trust, on behalf of the Contravisory Strategic Equity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xvi)
Distribution Agreement dated March 1, 2012, between the Trust, on behalf of the Muzinich Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xvii)
Distribution Agreement dated August 14, 2012, between the Trust, on behalf of the Becker Value Equity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xviii)
Distribution Agreement between the Trust, on behalf of the McKinley Diversified Income Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(xix)
Distribution Agreement dated November 11, 2013, between the Trust, on behalf the Otter Creek Long/Short Opportunity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xx)
Distribution Agreement dated November 11, 2013, between the Trust, on behalf of Balter Long/Short Equity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxi)
Distribution Agreement dated November 11, 2013, between the Trust, on behalf of the BP Capital TwinLine Energy Fund, the BP Capital MLP Fund and Foreside Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(f)		Bonus or Profit Sharing Contracts – None.
(g)
Amended and Restated Custody Agreement dated June 22, 2006, amended and restated as of May 15, 2013, between the Trust and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(i)
Addendum to the Custody Agreement dated August 17, 2006, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(A)
Addendum to the Custody Agreement dated January 11, 2007, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(ii)
Amendment to the Custody Agreement on behalf of the TCM Small Cap Growth Fund and TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 438 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2012.

(iii)
Addendum to the Custody Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iii)(A)
Amendment to the Custody Agreement on behalf of the Hodges Small Intrinsic Value Fund and the Small-Mid Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(iv)
Addendum to the Custody Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(v)
Addendum to the Custody Agreement on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(vi)
Amendment to the Custody Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(vii)
Form of Amendment to the Custody Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(viii)
Amendment to the Custody Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(ix)
Amendment to the Custody Agreement on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(x)
Amendment to the Custody Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xi)
Amendment to the Custody Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 427 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 18, 2011.

(xii)
Amendment to the Custody Agreement on behalf of The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(xii)(A)
Amendment to the Custody Agreement on behalf of the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(xiii)
Amendment to the Custody Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xiv)
Amendment to the Custody Agreement on behalf of the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xv)
Amendment to the Custody Agreement on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xvi)
Amendment to the Custody Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(xvii)
Amendment to the Custody Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xvii)(A)
Custodian Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xviii)
Amendment to the Custody Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xix)
Amendment to the Custody Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xx)
Amendment to the Custody Agreement, on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(xxi)
Amendment to the Custody Agreement dated November 11, 2013, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xxii)
Amendment to the Custody Agreement dated November 11, 2013, on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxiii)
Amendment to the Custody Agreement dated November 11, 2013, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(h)	(i)
Fund Administration Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13 2006.

(i)(A)
Addendum to the Fund Administration Servicing Agreement dated August 17, 2006, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(A)(1)
Addendum to the Fund Administration Servicing Agreement dated January 11, 2007, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(i)(A)(2)
Addendum to the Fund Administration Servicing Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(i)(A)(3)
Amendment to the Fund Administration Servicing Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(i)(B)
Addendum to the Fund Administration Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(i)(C)
Amendment to the Fund Administration Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(i)(D)
Amendment to the Fund Administration Servicing Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(i)(E)
Form of Amendment to the Fund Administration Servicing Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(i)(F)
Amendment to the Fund Administration Servicing Agreement on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(i)(G)
Amendment dated June 19, 2013 to the Fund Administration Servicing Agreement dated June 22, 2006, on behalf of the Hodges Funds between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(i)(G)(1)
Amendment to the Fund Administration Servicing Agreement on behalf of the Hodges Small Intrinsic Value Fund, and the Small-Mid Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(i)(H)
Amendment to the Fund Administration Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(i)(I)
Amendment to the Fund Administration Servicing Agreement on behalf of The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(i)(I)(1)
Amendment to the Fund Administration Servicing Agreement on behalf of the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(i)(J)
Amendment to the Fund Administration Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(i)(K)
Amendment to the Fund Administration Servicing Agreement on behalf of the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(i)(L)
Amendment to the Fund Administration Servicing Agreement on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(i)(M)
Amendment to the Fund Administration Servicing Agreement dated September 13, 2013, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 13, 2013.

(i)(N)
Amendment to the Fund Administration Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(i)(O)
Amendment to the Fund Administration Servicing Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(i)(P)
Amendment to the Fund Administration Servicing Agreement dated March 1, 2013, on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(i)(Q)
Amendment to the Fund Administration Servicing Agreement dated November 11, 2013, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(i)(R)
Amendment to the Fund Administration Servicing Agreement dated November 11, 2013, on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(i)(S)
Amendment to the Fund Administration Servicing Agreement dated November 11, 2013, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(ii)
Fund Accounting Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(ii)(A)
Addendum to the Fund Accounting Servicing Agreement dated August 17, 2006, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(A)(1)
Addendum to the Fund Accounting Servicing Agreement dated January 11, 2007, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(ii)(A)(2)
Addendum to the Fund Accounting Servicing Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(A)(3)
Amendment to the Fund Accounting Servicing Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(ii)(B)
Addendum to the Fund Accounting Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(ii)(C)
Addendum to the Fund Accounting Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(ii)(C)(1)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ii)(C)(2)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Hodges Small Intrinsic Value Fund, and the Small-Mid Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(ii)(D)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(ii)(E)
Form of the Amendment to Fund Accounting Servicing Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(ii)(F)
Amendment to the Fund Accounting Servicing Agreement on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(ii)(G)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(ii)(H)
Amendment to the Fund Accounting Servicing Agreement on behalf of The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(ii)(H)(1)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(ii)(I)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(ii)(J)
Amendment to the Fund Accounting Servicing Agreement on behalf of the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(ii)(K)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(ii)(L)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(ii)(M)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(ii)(N)
Amendment to the Fund Accounting Servicing Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(ii)(O)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(ii)(P)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(ii)(Q)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(ii)(R)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(ii)(S)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(iii)
Transfer Agent Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(iii)(A)
Addendum to the Transfer Agent Servicing Agreement dated August 17, 2006, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(A)(1)
Addendum to the Transfer Agent Servicing Agreement dated January 11, 2007, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(iii)(A)(2)
Addendum to the Transfer Agent Servicing Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(iii)(A)(3)
Amendment to the Transfer Agent Servicing Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(iii)(B)
Addendum to the Transfer Agent Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(iii)(C)
Addendum to the Transfer Agent Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iii)(C)(1)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iii)(C)(2)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Hodges Small Intrinsic Value Fund and the Small-Mid Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(iii)(D)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(iii)(E)
Form of Amendment to the Transfer Agent Servicing Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(iii)(F)
Amendment to the Transfer Agent Servicing Agreement on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(iii)(G)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(iii)(H)
Amendment to the Transfer Agent Servicing Agreement on behalf of The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(iii)(H)(1)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(iii)(I)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(iii)(J)
Amendment to the Transfer Agent Servicing Agreement on behalf of the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(iii)(K)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(iii)(L)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(iii)(M)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(iii)(N)
Amendment to the Transfer Agent Servicing Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(iii)(O)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(iii)(P)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(iii)(Q)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(iii)(R)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(iii)(S)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(iv)(A)
Operating Expenses Limitation Agreement dated September 2, 2008, between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(iv)(B)
Operating Expenses Limitation Agreement dated June 21, 2002, between the Trust, on behalf of the FundX Upgrader Fund, and FundX Investment Group f/k/a DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(iv)(B)(1)
Operating Expenses Limitation Agreement dated June 21, 2002, between the Trust, on behalf of the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and FundX Investment Group f/k/a DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(iv)(B)(2)
Operating Expenses Limitation Agreement dated January 31 2007, between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(iv)(B)(3)
Operating Expenses Limitation Agreement dated February 20, 2008, between the Trust, on behalf of the FundX Tactical Upgrader Fund, and FundX Investment Group f/k/a DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(iv)(B)(4)
Operating Expenses Limitation Agreement dated May 29, 2009, between the Trust, on behalf of the FundX Tactical Total Return Fund, and FundX Investment Group f/k/a DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(iv)(C)
Operating Expenses Limitation Agreement dated December 7, 2007, as amended August 14, 2008, between the Trust, on behalf of the Hodges Small Cap Fund, and Hodges Capital Management, Inc. is herein incorporated be reference from Post Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(iv)(C)(1)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Blue Chip 25 Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iv)(C)(2)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Equity Income Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iv)(C)(3)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Pure Contrarian Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iv)(C)(4)
Amended Appendix to Operating Expenses Limitation Agreement, between the Trust, on behalf of the Hodges Funds is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(iv)(D)
Operating Expenses Limitation Agreement dated August 30, 2002, between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 154 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2003.

(iv)(E)
Operating Expenses Limitation Agreement dated August 31, 2010, between the Trust, on behalf of The Osterweis Strategic Investment Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(iv)(E)(1)
Operating Expenses Limitation Agreement dated July 31, 2012, between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(iv)(F)
Operating Expenses Limitation Agreement dated March 1, 2007, between the Trust, on behalf of Portfolio 21, and Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2007.

(iv)(G)
Operating Expenses Limitation Agreement dated August 31, 2006, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(H)
Operating Expenses Limitation Agreement dated June 29, 2007, between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(iv)(I)
Operating Expenses Limitation Agreement dated August 7, 2002, between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 160 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2003.

(iv)(J)
Operating Expenses Limitation Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(iv)(K)
Amendment to Appendix A dated August 14, 2012 of the Operating Expenses Limitation Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(iv)(L)
Amended and Restated Operating Expenses Limitation Agreement dated January 26, 2010, with amended Schedule A between the Trust, on behalf of the DSM Funds, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 500 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 28, 2013.

(iv)(L)(1)
Amendment to Schedule A dated August 13, 2013, of the Amended and Restated Operating Expenses Limitation Agreement dated January 26, 2010, between the Trust on behalf of the DSM Funds, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(iv)(M)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(iv)(M)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(iv)(N)
Operating Expenses Limitation Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(iv)(N)(1)
Amended Appendix A dated January 31, 2013, of the Operating Expenses Limitation Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Boston Common Asset Management is herein incorporated by reference from Post-Effective Amendment No. 488 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 25, 2013.

(iv)(O)
Amended and Restated Support Services Agreement dated April 6, 2011 and amended November 5, 2012, between the Trust, on behalf of the GoodHaven Fund, and GoodHaven Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 497 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 25, 2013.

(iv)(P)
Operating Expenses Limitation Agreement dated June 29, 2011, between the Trust, on behalf of the Contravisory Strategic Equity Fund, and Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(iv)(P)(1)
Amended Appendix A dated April 30, 2013, of the Operating Expenses Limitation Agreement dated June 29, 2011, between the Trust, on behalf of the Contravisory Strategic Equity Fund, and Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 506 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 25, 2013.

(iv)(Q)
Operating Expenses Limitation Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds, and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(iv)(Q)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(iv)(R)
Interim Operating Expenses Limitation Agreement dated January 18, 2013, between the Trust, on behalf of the Becker Value Equity Fund, and Becker Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 494 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2013.

(iv)(R)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(iv)(S)
Operating Expenses Limitation Agreement, between the Trust, on behalf of the Villere Equity Fund, and St. Denis J. Villere & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(iv)(T)
Operating Expenses Limitation Agreement, between the Trust, on behalf of the McKinley Diversified Income Fund, and McKinley Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(iv)(T)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the McKinley Diversified Income Fund on March 1, 2013 is herein incorporated by reference from Post-Effective Amendment No. 524 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 7, 2013.

(iv)(U)
Operating Expenses Limitation Agreement, between the Trust, on behalf of the Otter Creek Long/Short Opportunity Fund, dated December 30, 2013, is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(iv)(V)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Balter Long/Short Equity Fund, dated December 31, 2013 is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(iv)(V)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(iv)(W)
Operating Expenses Limitation Agreement between the Trust, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(iv)(W)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(i)	(i)
Opinion and Consent of Counsel dated September 21, 2005, by Goodwin Procter LLP for the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

(ii)(A)
Opinion and Consent of Counsel dated September 12, 2005, by Goodwin Procter LLP for the FundX Stock Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 228 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2005.

(ii)(A)(1)
Opinion and Consent of Counsel dated June 24, 2002, by Goodwin Procter LLP for the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund is herein incorporated by reference from Post-Effective Amendment No. 133 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2002.

(ii)(A)(2)
Opinion and Consent of Counsel dated June 5, 2002, by Paul Hastings LLP for the FundX Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 132 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2002.

(ii)(A)(3)
Opinion and Consent of Counsel dated January 31, 2007, by Goodwin Procter LLP for the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(ii)(A)(4)
Opinion and Consent of Counsel dated February 21, 2008, by Goodwin Procter LLP for the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(iii)
Opinion and Consent of Counsel dated July 22, 1999, by Paul Hastings LLP for the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(iii)(A)
Opinion and Consent of Counsel dated December 18, 2007, by Goodwin Procter LLP for the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iv)
Opinion and Consent of Counsel dated July 22, 1999, by Paul Hastings LLP for The Osterweis Fund is herein incorporated by reference from Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(iv)(A)
Opinion and Consent of Counsel dated August 21, 2002, by Paul Hastings LLP for The Osterweis Strategic Income Fund is herein incorporated by reference from Post-Effective Amendment No. 142 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2002.

(v)
Opinion and Consent of Counsel dated December 19, 2000, by Paul Hastings LLP for Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2000.

(vi)
Opinion and Consent of Counsel dated September 28, 2004, by Goodwin Procter LLP for the TCM Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(vi)(A)
Opinion and Consent of Counsel dated June 26, 2007, by Goodwin Procter LLP for the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(vii)
Opinion and Consent of Counsel dated June 5, 2002, by Paul Hastings LLP for the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 7, 2002.

(viii)
Opinion of Counsel dated March 31, 2009, by Paul Hastings LLP for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(viii)(A)
Consent of Counsel dated March 31, 2009, by Paul Hastings LLP for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(viii)(B)
Opinion of Counsel dated October 30, 2012, by Sullivan & Worcester for the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(viii)(C)
Consent of Counsel dated October 30, 2012, by Paul Hastings LLP for the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(ix)
Opinion of Counsel dated May 1, 2009, by Goodwin Procter LLP for the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(ix)(A)
Consent of Counsel dated May 1, 2009, by Paul Hastings LLP for the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(x)
Opinion of Counsel dated May 29, 2009, by Paul Hastings LLP for the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(x)(A)
Consent of Counsel dated May 29, 2009, by Paul Hastings LLP for the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(xi)
Opinion of Counsel dated August 31, 2009, by Paul Hastings LLP for the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xi)(A)
Consent of Counsel dated August 31, 2009, by Paul Hastings LLP for the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xii)
Opinion of Counsel dated August 31, 2009, by Paul Hastings LLP for the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xii)(A)
Consent of Counsel dated August 31, 2009, by Paul Hastings LLP for the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xiii)
Opinion of Counsel dated August 27, 2009, by Paul Hastings LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xiii)(A)
Consent of Counsel dated August 27, 2009, by Paul Hastings LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xiii)(B)
Opinion of Counsel dated August 31, 2009, by Sullivan & Worcester LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 359 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 11, 2009.

(xiv)
Opinion of Counsel dated August 31, 2010, by Sullivan & Worcester LLP for The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(xiv)(A)
Consent of Counsel dated August 31, 2010, by Paul Hastings LLP for The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(xiv)(B)
Opinion of Counsel dated July 30, 2012, by Sullivan & Worcester LLP for the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(xiv)(C)
Consent of Counsel dated July 30, 2012, by Paul Hastings LLP for the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(xv)
Opinion of Counsel dated December 29, 2010, by Sullivan & Worcester LLP for the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xv)(A)
Consent of Counsel dated December 29, 2010, by Paul Hastings LLP for the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xvi)
Opinion of Counsel dated April 1, 2011, by Sullivan & Worcester LLP for the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xvi)(A)
Consent of Counsel dated April 6, 2011, by Paul Hastings LLP for the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xvii)
Opinion of Counsel dated June 28, 2011, by Sullivan & Worcester LLP for the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xvii)(A)
Consent of Counsel dated June 28, 2011, by Paul Hastings LLP for the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xviii)
Opinion of Counsel dated March 7, 2012, by Sullivan & Worcester LLP for the DSM Global Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 444 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 5, 2012.

(xviii)(A)
Consent of Counsel dated March 7, 2012, by Paul Hastings LLP for the DSM Global Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 444 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 5, 2012.

(xix)
Opinion of Counsel dated March 12, 2012, by Sullivan & Worcester LLP for the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xix)(A)
Consent of Counsel dated March 12, 2012, by Paul Hastings LLP for the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xx)
Opinion of Counsel dated August 24, 2012, by Sullivan & Worcester LLP for the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xx)(A)
Consent of Counsel dated August 24, 2012 by Paul Hastings LLP for the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xxi)
Opinion of Counsel dated March 25, 2013, by Sullivan & Worcester LLP for the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(xxi)(A)
Consent of Counsel dated March 26, 2013, by Paul Hastings LLP for the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(xxii)
Opinion of Counsel dated March 25, 2013, by Sullivan & Worcester LLP for the DSM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 500 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 28, 2013.

(xxii)A
Consent of Counsel dated March 26, 2013, by Paul Hastings LLP for the DSM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 500 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 28, 2013.

(xxiii)
Opinion of Counsel dated May 31, 2013, by Sullivan & Worcester LLP for the Villere Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xxiii)(A)
Consent of Counsel dated May 31, 2013, by Paul Hastings LLP for the Villere Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xxiv)
Opinion of Counsel dated October 10, 2013, by Sullivan & Worcester LLP for the DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(xxiv)(A)
Consent of Counsel dated October 10, 2013, by Paul Hastings LLP for the DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(xxv)
Opinion of Counsel dated December 17, 2013, by Sullivan & Worcester LLP for the Hodges Small Intrinsic Value Fund and the Hodges Small-Mid Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(xxv)(A)
Consent of Counsel dated December 17, 2013, by Paul Hastings LLP for the Hodges Small Intrinsic Value Fund and the Hodges Small-Mid Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(xxvi)
Opinion of Counsel dated December 24, 2013, by Sullivan & Worcester LLP for the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xxvi)(A)
Consent of Counsel dated December 24, 2013, by Paul Hastings LLP for the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xxvii)
Opinion of Counsel dated December 30, 2013, by Sullivan & Worcester LLP for the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxvii)(A)
Consent of Counsel dated December 30, 2013, by Paul Hastings LLP for the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxviii)
Opinion of Counsel dated December 31, 2013, by Sullivan & Worcester LLP for the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(xxviii)(A)
Consent of Counsel dated December 31, 2013, by Paul Hastings LLP for the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(j)	(i)	Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP – not applicable
(ii)
Power of Attorney for Dorothy Berry dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 26, 2013.

(iii)
Power of Attorney for Wallace Cook dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 26, 2013.

(iv)
Power of Attorney for Eric Falkeis dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 26, 2013.

(v)
Power of Attorney for Carl Froebel dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 26, 2013.

(vi)
Power of Attorney for Steve Paggioli dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 26, 2013.

(vii)
Power of Attorney for Eric C. VanAndel dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 26, 2013.

(k)		Omitted Financial Statements – None.
(l)		Initial Capital Agreements – None.
(m)	(i)
Share Marketing Plan pursuant to Rule 12b-1 adopted by the Trust on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(ii)
Amended and Restated Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 288 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 23, 2007.

(ii)(A)
Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(ii)(B)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iii)
Rule 12b-1 Distribution Plan adopted by the Trust on behalf of Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 16, 1996.

(iv)
Rule 12b-1 Distribution Plan adopted by the Trust and revised on August 14, 2012, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(v)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the DSM Large Cap Growth Fund, the DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(vi)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(vii)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(viii)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(ix)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 524 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 7, 2013.

(x)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xi)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xii)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(n)	(i)
Rule 18f-3 Plan dated August 14, 2008, adopted by the Trust on behalf of the Hodges Fund and the Hodges Small Cap Fund is herein incorporated be reference from Post Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(ii)
Rule 18f-3 Plan dated March 1, 2007, adopted by the Trust on behalf of Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 29, 2007.

(iii)
Amended and Restated Rule 18f-3 Plan dated March 2, 2012 and amended on March 1, 2013 and August 13, 2013, adopted by the Trust on behalf of the DSM Large Cap Growth Fund, the DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(iv)
Rule 18f-3 Plan dated August 3, 2009, adopted by the Trust on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(v)
Rule 18f-3 Plan dated April 30, 2010 and revised August 14, 2012, adopted by the Trust on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(vi)
Rule 18f-3 Plan dated May, 2011, adopted by the Trust on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(vii)
Rule 18f-3 Plan dated March 12, 2012, adopted by the Trust on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(viii)
Rule 18f-3 Plan adopted by the Trust on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(ix)
Rule 18f-3 Plan dated March 1, 2013, adopted by the Trust on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 524 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 7, 2013.

(x)
Rule 18f-3 Plan dated November 12, 2013, adopted by the Trust on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xi)
Rule 18f-3 Plan dated November 12, 2013, adopted by the Trust on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xii)
Rule 18f-3 Plan dated November 12, 2013, adopted by the Trust on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(o)		Reserved.
(p)	(i)
Code of Ethics for FundX Investment Group f/k/a DAL Investment Company, LLC, on behalf of the FundX Upgrader Fund, the FundX Flexible Income Fund, the FundX Conservative Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX ETF Aggressive Upgrader Fund, the FundX ETF Upgrader Fund, the FundX Tactical Upgrader Fund and the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 490 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2013.

(ii)
Code of Ethics for Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 462 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 25, 2012.

(iii)
Code of Ethics for NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 463 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 2012.

(iv)
Code of Ethics for Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 380 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2010.

(v)
Code of Ethics for Portfolio 21 Investments, Inc. is herein incorporated by reference from Post-Effective Amendment No. 540 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 30, 2013.

(vi)
Code of Ethics for Tygh Capital Management, Inc. dated June 2012 is herein incorporated by reference from Post-Effective Amendment No. 489 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 25, 2013.

(vii)
Code of Ethics for St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 244 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(viii)
Code of Ethics for Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(ix)
Code of Ethics for Windowpane Advisors, L.L.C. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(x)
Code of Ethics for Hellman, Jordan Management Company, Inc. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xi)
Code of Ethics for DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 476 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 1, 2012.

(xii)
Code of Ethics for Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xiii)
Code of Ethics for Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xiv)
Revised Code of Ethics for GoodHaven Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 497 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 25, 2013.

(xv)
Revised Code of Ethics for Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 506 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 25, 2013.

(xvi)
Code of Ethics for the Distributor, Quasar Distributors, LLC, is herein incorporated by reference from Post-Effective Amendment No. 302 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 23, 2008.

(xvii)
Code of Ethics for Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 508 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 29, 2013.

(xviii)
Code of Ethics for Becker Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xix)
Revised Code of Ethics for the Trust (Professionally Managed Portfolios) is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 13, 2013.

(xx)
Revised Code of Ethics for St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 13, 2013.

(xxi)
Code of Ethics for McKinley Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 524 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 7, 2013.

(xxii)
Code of Ethics for Otter Creek Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xxiii)
Code of Ethics for Balter Liquid Alternatives, LLC is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxiv)
Code of Ethics for Apis Capital Advisors, LLC is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxv)
Code of Ethics for Midwood Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxvi)
Code of Ethics for BP Capital Fund Advisors, LLC is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on June 15, 2009).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of Investment Adviser

With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC.  Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)          Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Kirr Marbach Partners Funds, Inc.
Aegis Funds	KKR Alternative Corporate Opportunities Fund P
Aegis Value Fund, Inc.	KKR Series Trust
Allied Asset Advisors Funds	Litman Gregory Funds Trust
Alpine Equity Trust	LKCM Funds
Alpine Income Trust	LoCorr Investment Trust
Alpine Series Trust	Loeb King Trust
Barrett Opportunity Fund, Inc.	Lord Asset Management Trust
Brandes Investment Trust	MainGate Trust
Bridge Builder Trust	Managed Portfolio Series
Bridges Investment Fund, Inc.	Matrix Advisors Value Fund, Inc.
Brookfield Investment Funds	Merger Fund
Brown Advisory Funds	Monetta Trust
Buffalo Funds	Nicholas Family of Funds, Inc.
Country Mutual Funds Trust	Permanent Portfolio Family of Funds, Inc.
Cushing Funds Trust	Perritt Funds, Inc.
DoubleLine Funds Trust	PRIMECAP Odyssey Funds
ETF Series Solutions	Professionally Managed Portfolios
Evermore Funds Trust	Prospector Funds, Inc.
FactorShares Trust	Provident Mutual Funds, Inc.
First American Funds, Inc.	Purisima Funds
First American Investment Funds, Inc.	Rainier Investment Management Mutual Funds
First American Strategy Funds, Inc.	RBC Funds Trust
Glenmede Fund, Inc.	SCS Financial Funds
Glenmede Portfolios	Stone Ridge Trust
Greenspring Fund, Inc.	Thompson IM Funds, Inc.
Guinness Atkinson Funds	TIFF Investment Program, Inc.
Harding Loevner Funds, Inc.	Trust for Professional Managers
Hennessy Funds Trust	USA Mutuals
Hennessy Funds, Inc.	USFS Funds Trust
Hennessy Mutual Funds, Inc.	Wall Street Fund, Inc.
Hennessy SPARX Funds Trust	Westchester Capital Funds
Hotchkis & Wiley Funds	Wexford Trust/PA
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	WY Funds
Jacob Funds, Inc.	YCG Funds

(b)         To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)          Not applicable.

Principal Underwriter of BP Capital Funds:

a)
With respect to the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund, Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AdvisorShares Trust
2.	American Beacon Funds
3.	American Beacon Select Funds
4.	Avenue Mutual Funds Trust
5.	Bridgeway Funds, Inc.
6.	Broadmark Funds
7.	Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust
8.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
9.	Direxion Shares ETF Trust
10.	Exchange Traded Concepts Trust II
11.	FlexShares Trust
12.	Forum Funds
13.	Forum Funds II
14.	FQF Trust
15.	FSI Low Beta Absolute Return Fund
16.	Gottex Multi-Alternatives Fund - I
17.	Gottex Multi-Alternatives Fund - II
18.	Gottex Multi-Asset Endowment Fund - I
19.	Gottex Multi-Asset Endowment Fund - II
20.	Henderson Global Funds
21.	Ironwood Institutional Multi-Strategy Fund LLC
22.	Ironwood Multi-Strategy Fund LLC
23.	Liberty Street Horizon Fund, Series of Investment Managers Series Trust

24.	Manor Investment Funds
25.	Nomura Partners Funds, Inc.
26.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
27.	PMC Funds, Series of Trust for Professional Managers
28.	Precidian ETFs Trust
29.	Quaker Investment Trust
30.	Renaissance Capital Greenwich Funds
31.	RevenueShares ETF Trust
32.	Salient MF Trust
33.	Scotia Institutional Funds (fka DundeeWealth Funds)
34.	Sound Shore Fund, Inc.
35.	The Roxbury Funds
36.	Turner Funds
37.	Wintergreen Fund, Inc.

(b)
The following are the Officers and Managers of the Distributor for the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund.  The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name, Address, and Position with Underwriter Position with Registrant
Mark A. Fairbanks, Three Canal Plaza, Suite 100, Portland, ME  04101 President and Manager None
Richard J. Berthy, Three Canal Plaza, Suite 100, Portland, ME  04101 Vice President, Treasurer and Manager None
Jennifer E. Hoopes, Three Canal Plaza, Suite 100, Portland, ME  04101 Secretary None
Nanette K. Chern, Three Canal Plaza, Suite 100, Portland, ME  04101 Vice President and Chief Compliance Officer None
Lisa S. Clifford, Three Canal Plaza, Suite 100, Portland, ME  04101 Vice President and Managing Director of Compliance None
Nishant Bhatnagar, Three Canal Plaza, Suite 100, Portland, ME  04101 Assistant Secretary None

(c)           Not applicable.

Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212

Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
With respect to BP Capital TwinLine Energy Fund and BP Capital MLP Fund	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101
Registrant’s Investment Advisers
Akre Capital Management, LLC 2 West Marshall Street Middleburg, Virginia 20118
Balter Liquid Alternatives, LLC 125 High Street Oliver Street Tower, Suite 802 Boston, Massachusetts 02110
Becker Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2185 Portland, Oregon 97204
Boston Common Asset Management, LLC 84 State Street, Suite 1000 Boston, Massachusetts 02109
BP Capital Fund Advisors, LLC 817 Preston Road, Suite 260 Dallas, Texas 75225
Congress Asset Management Company Two Seaport Lane Boston, Massachusetts 02210

Records Relating to:	Are located at:
Contravisory Investment Management, Inc. 120 Longwater Drive, Suite 100 Norwell, Massachusetts 02061
FundX Investment Group f/k/a DAL Investment Company, LP 235 Montgomery Street, Suite 1049 San Francisco, California 94104
DSM Capital Partners LLC 320 East Main Street Mount Kisco, New York 10549
GoodHaven Capital Management, LLC 4940 S.W. 83rd Street Miami, Florida 33143
Hodges Capital Management, Inc. 2905 Maple Avenue Dallas, Texas 75201
McKinley Capital Management, LLC 3301 “C” Street, Suite 500 Anchorage, Alaska 99503
Muzinich & Co., Inc. 450 Park Avenue New York, New York 10022
NorthCoast Asset Management, LLC 6 Glenville Street Greenwich, Connecticut 06831
Osterweis Capital Management, Inc. Osterweis Capital Management, LLC One Maritime Plaza, Suite 800 San Francisco, California 94111
Otter Creek Management, Inc. 222 Lakeview Avenue, Suite 1100 West Palm Beach, Florida 33401
Portfolio 21 Investments (formerly Progressive Investment Management Corporation) 721 N.W. Ninth Avenue, Suite 250 Portland, Oregon 97209
Tygh Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2100 Portland, Oregon 97204
St. Denis J. Villere & Co., LLC 601 Poydras Street, Suite 1808 New Orleans, Louisiana 70130
Windowpane Advisors, L.L.C. 550 West “C” Street, Suite 960 San Diego, California 92101

Registrant’s Investment Sub-Advisers
Apis Capital Advisors, LLC 90 Park Avenue, 18th Floor New York, New York 10016
Hellman, Jordan Management Co., Inc. 125 High Street, Suite 800 Boston, Massachusetts 02110
Midwood Capital Management, LLC 20 Custom House Street, Suite 1610 Boston, Massachusetts 02110

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 555 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Glendora and State of California, on the 23rd day of January, 2014.

Professionally Managed Portfolios

By: /s/ Elaine E. Richards
Elaine E. Richards
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 555 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Dorothy A. Berry*	Trustee	January 23, 2014
Dorothy A. Berry

Wallace L. Cook*	Trustee	January 23, 2014
Wallace L. Cook

Eric W. Falkeis*	Trustee	January 23, 2014
Eric W. Falkeis

Carl A. Froebel*	Trustee	January 23, 2014
Carl A. Froebel

Steven J. Paggioli*	Trustee	January 23, 2014
Steven J. Paggioli

/s/ Elaine E. Richards	President and Principal	January 23, 2014
Elaine E. Richards	Executive Officer

Eric C. VanAndel*	Treasurer and Principal	January 23, 2014
Eric C. VanAndel	Financial and Accounting Officer

*By: /s/ Elaine E. Richards		January 23, 2014
Elaine E. Richards, Attorney-In Fact pursuant to Power of Attorney